                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-6578

                             The Glenmede Portfolios
               (Exact Name of Registrant as Specified in Charter)

                              200 Clarendon Street
                           Boston, Massachusetts 02116
               (Address of Principal Executive Offices)(Zip Code)

                             Michael P. Malloy, Esq.
                                    Secretary
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                     (Name and Address of Agent for Service)

               Registrant's Telephone Number, including Area Code:
                                 1-800-442-8299

                    Date of Fiscal Year End: October 31, 2003

                    Date of Reporting Period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

        Semi-Annual Report for the period 11/1/02 through 4/30/03 is filed herewith.

                                    GLENMEDE

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                         APRIL 30, 2003 -- (UNAUDITED)

                                                        TAX-           CORE
                                      GOVERNMENT       EXEMPT          FIXED
                                         CASH           CASH          INCOME
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  -------------
ASSETS:
  Investments:
  Investments at value(1)..........  $340,792,885   $632,221,976   $186,818,436
  Repurchase agreements............   228,662,058             --     24,967,313
                                     ------------   ------------   ------------
    Total investments..............   569,454,943    632,221,976    211,785,749
                                     ------------   ------------   ------------
  Cash.............................    16,347,921        801,109          1,555
  Receivable for fund shares
    sold...........................    31,494,744     24,897,525        539,446
  Securities lending collateral....     3,472,000             --     25,553,940
  Interest receivable..............     4,859,336      1,000,028      1,559,099
  Other assets.....................         9,752         15,008          3,252
                                     ------------   ------------   ------------
    Total assets...................   625,638,696    658,935,646    239,443,041
                                     ------------   ------------   ------------
LIABILITIES:
  Dividends payable................       594,447        535,571             --
  Payable for fund shares
    redeemed.......................    55,199,210     12,570,667         56,555
  Payable for securities
    purchased......................            --             --     19,933,883
  Obligation to return securities
    lending collateral.............     3,472,000             --     25,553,940
  Payable to affiliate for
    Directors' fees................           525            173            257
  Accrued expenses.................        80,234         85,680         29,520
                                     ------------   ------------   ------------
    Total liabilities..............    59,346,416     13,192,091     45,574,155
                                     ------------   ------------   ------------

NET ASSETS.........................  $566,292,280   $645,743,555   $193,868,886
                                     ============   ============   ============

SHARES OUTSTANDING.................   566,223,358    645,953,859     17,422,616
                                     ============   ============   ============

NET ASSET VALUE PER SHARE..........  $       1.00   $       1.00   $      11.13
                                     ============   ============   ============

------------
(1) Investments at cost............  $340,792,885   $632,221,976   $177,709,952

                       See Notes to Financial Statements.
                                 ----- 1 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

                                      STRATEGIC    SMALL CAP     LARGE CAP
                                       EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     -----------  ------------  -----------
ASSETS:
  Investments:
  Investments at value(1)..........  $84,948,777  $248,253,557  $18,153,095
  Repurchase agreements............    1,089,972     8,533,709      668,376
                                     -----------  ------------  -----------
    Total investments..............   86,038,749   256,787,266   18,821,471
                                     -----------  ------------  -----------
  Cash.............................        1,706        30,078           --
  Receivable for securities sold...           --     3,469,781      139,133
  Receivable for fund shares
    sold...........................           --       205,166           --
  Securities lending collateral....      764,846    42,501,332    2,180,875
  Dividends receivable.............       64,353        95,838       33,019
  Interest receivable..............        1,780         9,390          176
  Other assets.....................        2,199         3,630          318
                                     -----------  ------------  -----------
    Total assets...................   86,873,633   303,102,481   21,174,992
                                     -----------  ------------  -----------
LIABILITIES:
  Payable for fund shares
    redeemed.......................      101,100        99,132        4,205
  Payable for securities
    purchased......................           --       726,340      360,288
  Obligation to return securities
    lending collateral.............      764,846    42,501,332    2,180,875
  Payable to affiliate for
    Directors' fees................           23           479           11
  Accrued expenses.................       17,322       205,358        7,116
                                     -----------  ------------  -----------
    Total liabilities..............      883,291    43,532,641    2,552,495
                                     -----------  ------------  -----------

NET ASSETS.........................  $85,990,342  $259,569,840  $18,622,497
                                     ===========  ============  ===========

SHARES OUTSTANDING.................    6,394,896    16,930,788    2,364,445
                                     ===========  ============  ===========

NET ASSET VALUE PER SHARE..........  $     13.45  $         --  $      7.88
                                     ===========  ============  ===========
NET ASSET VALUE PER SHARE
  Advisor Class -- based on net
    assets of $226,507,829 and
    shares outstanding of
    14,779,349.....................           --  $      15.33           --
                                     ===========  ============  ===========
  Institutional Class -- based on
    net assets of $33,062,011 and
    shares outstanding of
    2,151,439......................           --  $      15.37           --
                                     ===========  ============  ===========

------------
(1) Investments at cost............  $81,243,696  $221,033,593  $17,609,386

                       See Notes to Financial Statements.
                                 ----- 2 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
ASSETS:
  Investments:
  Investments at value(1)..........  $  861,634,161  $261,689,230    $ 79,673,535
  Repurchase agreements............      37,012,949    11,261,720       1,773,025
                                     --------------  ------------    ------------
    Total investments..............     898,647,110   272,950,950      81,446,560
                                     --------------  ------------    ------------
  Foreign currency, at value (Note
    1)(2)..........................         242,527        82,060              --
  Receivable for securities sold...      14,608,461     3,823,926         823,484
  Receivable for fund shares
    sold...........................         576,362            --              --
  Securities lending collateral....     197,506,458    53,998,395      24,845,661
  Dividends receivable.............       6,247,007     1,913,613           1,520
  Interest receivable..............          91,308        29,785           8,681
  Foreign tax reclaims
    receivable.....................       1,080,043       289,091              --
  Other assets.....................          16,755         4,757           1,697
                                     --------------  ------------    ------------
    Total assets...................   1,119,016,031   333,092,577     107,127,603
                                     --------------  ------------    ------------
LIABILITIES:
  Payable for fund shares
    redeemed.......................          19,698            --          28,915
  Payable for securities
    purchased......................       4,012,298     1,202,255       1,309,012
  Obligation to return securities
    lending collateral.............     197,506,458    53,998,395      24,845,661
  Due to bank......................         102,660     1,645,364              --
  Payable to affiliate for
    Directors' fees................              --           117              14
  Accrued expenses.................         138,136       209,551         102,297
                                     --------------  ------------    ------------
    Total liabilities..............     201,779,250    57,055,682      26,285,899
                                     --------------  ------------    ------------

NET ASSETS.........................  $  917,236,781  $276,036,895    $ 80,841,704
                                     ==============  ============    ============

SHARES OUTSTANDING.................      78,497,020    24,971,060      19,630,010
                                     ==============  ============    ============

NET ASSET VALUE PER SHARE..........  $        11.68  $      11.05    $       4.12
                                     ==============  ============    ============

------------
(1) Investments at cost............  $  891,814,000  $295,963,308    $ 83,630,088
(2) The International Portfolio and Institutional International Portfolio had
  foreign currency cost of $236,604 and $80,095, respectively.

                       See Notes to Financial Statements.
                                 ----- 3 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                                        TAX-           CORE
                                      GOVERNMENT       EXEMPT          FIXED
                                         CASH           CASH          INCOME
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  -------------
Investment income:
  Interest.........................  $  4,088,499   $  3,510,615   $  4,158,374
  Income from security lending.....           296             --         13,040
                                     ------------   ------------   ------------
    Total investment income........     4,088,795      3,510,615      4,171,414
                                     ------------   ------------   ------------
Expenses:
  Administration & custody fee.....       180,593        200,854         62,484
  Professional fees................        24,062         28,523          7,950
  Shareholder report expense.......         5,348          6,266          1,884
  Shareholder servicing fees.......       146,715        156,180         47,313
  Interest expense.................            --             --         10,234
  Directors' fees and expenses.....         7,661          8,976          2,699
  Registration and filing fees.....         1,257          1,464          1,509
  Other expenses...................         8,202          9,833          3,125
                                     ------------   ------------   ------------
    Total expenses.................       373,838        412,096        137,198
                                     ------------   ------------   ------------
  Net investment income............     3,714,957      3,098,519      4,034,216
                                     ------------   ------------   ------------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........            22             --      2,877,917
                                     ------------   ------------   ------------
    Net realized gain (loss).......            22             --      2,877,917
                                     ------------   ------------   ------------
  Net change in unrealized gain
    (loss) of:
    Securities.....................            --             --       (216,010)
                                     ------------   ------------   ------------
    Net unrealized gain (loss).....            --             --       (216,010)
                                     ------------   ------------   ------------
Net realized and unrealized gain
  (loss)...........................            22             --      2,661,907
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $  3,714,979   $  3,098,519   $  6,696,123
                                     ============   ============   ============

                       See Notes to Financial Statements.
                                 ----- 4 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                      STRATEGIC    SMALL CAP     LARGE CAP
                                       EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     -----------  ------------  -----------
Investment income:
  Dividends........................  $   650,787  $  1,580,677  $   187,819
  Interest.........................       10,112        23,737        1,848
  Income from security lending.....        4,312        24,232          902
                                     -----------  ------------  -----------
    Total investment income........      665,211     1,628,646      190,569
                                     -----------  ------------  -----------
Expenses:
  Investment advisory fee..........           --       656,142           --
  Administration & custody fee.....       29,488        86,470        8,299
  Professional fees................        4,264        12,660          599
  Shareholder report expense.......          891         2,296          152
  Shareholder servicing fees
    (Advisor Class)................       21,483       260,202        4,074
  Shareholder servicing fees
    (Institutional Class)..........           --         7,609           --
  Directors' fees and expenses.....        1,276         3,870          217
  Registration and filing fees.....        2,721        16,270        1,448
  Other expenses...................        1,442         4,086          336
                                     -----------  ------------  -----------
    Total expenses.................       61,565     1,049,605       15,125
                                     -----------  ------------  -----------
  Net investment income............      603,646       579,041      175,444
                                     -----------  ------------  -----------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........   (3,173,926)  (13,801,780)  (1,196,228)
                                     -----------  ------------  -----------
    Net realized gain (loss).......   (3,173,926)  (13,801,780)  (1,196,228)
                                     -----------  ------------  -----------
  Net change in unrealized gain
    (loss) of:
    Securities.....................    2,595,601    36,765,417    1,482,611
                                     -----------  ------------  -----------
    Net unrealized gain (loss).....    2,595,601    36,765,417    1,482,611
                                     -----------  ------------  -----------
Net realized and unrealized gain
  (loss)...........................     (578,325)   22,963,637      286,383
                                     -----------  ------------  -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $    25,321  $ 23,542,678  $   461,827
                                     ===========  ============  ===========

                       See Notes to Financial Statements.
                                 ----- 5 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                                                       SMALL
                                                    INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL  INTERNATIONAL      GROWTH
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  --------------
Investment income:
  Dividends........................  $ 14,660,835   $  4,271,732    $     10,088
  Interest.........................        84,298         28,010           3,097
  Income from security lending.....       328,929         82,007          29,793
                                     ------------   ------------    ------------
    Total investment income........    15,074,062      4,381,749          42,978
                                     ------------   ------------    ------------
Expenses:
  Investment advisory fee..........            --        978,603         326,954
  Administration & custody fee.....       304,916         92,319          33,305
  Professional fees................        48,452         11,678           3,918
  Shareholder report expense.......         9,527          2,605             749
  Shareholder servicing fees.......       228,156             --          96,163
  Directors' fees and expenses.....        13,646          3,731           1,073
  Registration and filing fees.....         3,720         14,211          10,092
  Other expenses...................        13,662          3,909           1,289
                                     ------------   ------------    ------------
    Total expenses.................       622,079      1,107,056         473,543
                                     ------------   ------------    ------------
  Net investment income (loss).....    14,451,983      3,274,693        (430,565)
                                     ------------   ------------    ------------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........   (82,293,864)   (19,119,940)    (11,289,179)
    Foreign currency
      transactions.................    (1,659,015)      (366,922)             --
                                     ------------   ------------    ------------
    Net realized gain (loss).......   (83,952,879)   (19,486,862)    (11,289,179)
                                     ------------   ------------    ------------
  Net change in unrealized gain
    (loss) of:
    Securities.....................    73,882,009     18,750,997      15,387,228
    Foreign currency translation...       139,980         40,678              --
                                     ------------   ------------    ------------
    Net unrealized gain (loss).....    74,021,989     18,791,675      15,387,228
                                     ------------   ------------    ------------
Net realized and unrealized gain
  (loss)...........................    (9,930,890)      (695,187)      4,098,049
                                     ------------   ------------    ------------
Net increase (decrease) in net
  assets
  resulting from operations........  $  4,521,093   $  2,579,506    $  3,667,484
                                     ============   ============    ============

                       See Notes to Financial Statements.
                                 ----- 6 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                                        TAX-           CORE
                                      GOVERNMENT       EXEMPT          FIXED
                                         CASH           CASH          INCOME
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $  3,714,957   $  3,098,519   $  4,034,216
Net realized gain (loss) on:
  Securities transactions..........            22             --      2,877,917
Net change in unrealized gain
  (loss) of:
  Securities.......................            --             --       (216,010)
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting
  from operations..................     3,714,979      3,098,519      6,696,123
Distributions to shareholders from:
  Net investment income............    (3,714,979)    (3,098,520)    (4,097,180)
Net increase (decrease) in net
  assets from
  capital shares transactions......    33,258,576     38,674,064      2,971,819
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets...........................    33,258,576     38,674,063      5,570,762
NET ASSETS:
Beginning of period................   533,033,704    607,069,492    188,298,124
                                     ------------   ------------   ------------
End of period......................  $566,292,280   $645,743,555   $193,868,886
                                     ============   ============   ============
  Undistributed net investment
    income included in net assets
    at end of period...............        73,092           (267)       714,932

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                        TAX-           CORE
                                      GOVERNMENT       EXEMPT          FIXED
                                         CASH           CASH          INCOME
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $  9,172,339   $  7,147,215   $  9,225,485
Net realized gain (loss) on:
  Securities transactions..........        (4,195)           243      2,090,356
Net change in unrealized gain
  (loss) of:
  Securities.......................            --             --       (468,275)
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting
  from operations..................     9,168,144      7,147,458     10,847,566
Distributions to shareholders from:
  Net investment income............    (9,172,339)    (7,147,215)    (9,014,860)
Net increase (decrease) in net
  assets from
  capital shares transactions......   111,528,992     65,188,299      7,653,934
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets...........................   111,524,797     65,188,542      9,486,640
NET ASSETS:
Beginning of year..................   421,508,907    541,880,950    178,811,484
                                     ------------   ------------   ------------
End of year........................  $533,033,704   $607,069,492   $188,298,124
                                     ============   ============   ============
  Undistributed net investment
    income included in net assets
    at end of year.................        73,114           (266)       777,896

                       See Notes to Financial Statements.
                                 ----- 7 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                      STRATEGIC    SMALL CAP     LARGE CAP
                                       EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $   603,646  $    579,041  $   175,444
Net realized gain (loss) on:
  Securities transactions..........   (3,173,926)  (13,801,780)  (1,196,228)
Net change in unrealized gain
  (loss) of:
  Securities.......................    2,595,601    36,765,417    1,482,611
                                     -----------  ------------  -----------
Net increase (decrease) in net
  assets resulting
  from operations..................       25,321    23,542,678      461,827
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................     (609,021)     (333,186)    (157,996)
    Institutional Class............           --       (63,459)          --
Net increase (decrease) in net
  assets from
  capital shares transactions......   (3,476,670)    7,516,088    2,993,097
                                     -----------  ------------  -----------
Net increase (decrease) in net
  assets...........................   (4,060,370)   30,662,121    3,296,928
NET ASSETS:
Beginning of period................   90,050,712   228,907,719   15,325,569
                                     -----------  ------------  -----------
End of period......................  $85,990,342  $259,569,840  $18,622,497
                                     ===========  ============  ===========
  Undistributed net investment
    income included in net assets
    at end of period...............       51,463       939,000       40,751

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO    PORTFOLIO(1)   PORTFOLIO
                                     ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income..............  $  1,166,491  $  1,226,776  $   272,348
Net realized gain (loss) on:
  Securities transactions including
    options........................    (5,138,263)   11,237,274   (1,415,600)
  Foreign currency transactions....            --            --            3
Net change in unrealized gain
  (loss) of:
  Securities including options.....   (13,141,970)  (24,937,061)     (53,552)
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting
  from operations..................   (17,113,742)  (12,473,011)  (1,196,801)
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................    (1,174,075)     (956,166)    (243,510)
    Institutional Class............            --      (211,910)          --
  Net realized gain on investments:
    Advisor Class..................            --   (10,090,326)          --
    Institutional Class............            --    (1,497,797)          --
Net increase (decrease) in net
  assets from
  capital shares transactions......   (15,464,622)    7,081,683    2,763,870
                                     ------------  ------------  -----------
Net increase (decrease) in net
  assets...........................   (33,752,439)  (18,147,527)   1,323,559
NET ASSETS:
Beginning of year..................   123,803,151   247,055,246   14,002,010
                                     ------------  ------------  -----------
End of year........................  $ 90,050,712  $228,907,719  $15,325,569
                                     ============  ============  ===========
  Undistributed net investment
    income included in net assets
    at end of year.................        56,838       756,604       23,303

------------

(1) Effective March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 8 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                                                       SMALL
                                                    INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL  INTERNATIONAL      GROWTH
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss).......  $ 14,451,983   $  3,274,693    $   (430,565)
Net realized gain (loss) on:
  Securities transactions..........   (82,293,864)   (19,119,940)    (11,289,179)
  Foreign currency transactions....    (1,659,015)      (366,922)             --
Net change in unrealized gain
  (loss) of:
  Securities.......................    73,882,009     18,750,997      15,387,228
  Foreign currency translation.....       139,980         40,678              --
                                     ------------   ------------    ------------
Net increase (decrease) in net
  assets
  resulting from operations........     4,521,093      2,579,506       3,667,484
Distributions to shareholders from:
  Net investment income............    (6,977,312)    (1,037,783)             --
Net increase (decrease) in net
  assets from
  capital shares transactions......   (63,644,213)    10,725,763        (948,169)
                                     ------------   ------------    ------------
Net increase (decrease) in net
  assets...........................   (66,100,432)    12,267,486       2,719,315
NET ASSETS:
Beginning of period................   983,337,213    263,769,409      78,122,389
                                     ------------   ------------    ------------
End of period......................  $917,236,781   $276,036,895    $ 80,841,704
                                     ============   ============    ============
  Undistributed net investment
    income included in net assets
    at end of period...............    11,585,861      3,266,445        (434,821)

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss).......  $   29,257,089  $  5,113,412    $ (1,035,754)
Net realized loss on:
  Securities transactions..........    (123,851,725)  (27,819,740)    (30,396,264)
  Foreign currency transactions....      (2,000,254)     (550,921)             --
Net change in unrealized gain
  (loss) of:
  Securities.......................      13,050,139    (2,444,573)      9,008,587
  Foreign currency translation.....          62,232        11,148              --
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets
  resulting from operations........     (83,482,519)  (25,690,674)    (22,423,431)
Distributions to shareholders from:
  Net investment income............     (21,873,119)   (3,124,878)             --
Net increase (decrease) in net
  assets from
  capital shares transactions......    (130,445,069)   17,452,790      (4,506,107)
                                     --------------  ------------    ------------
Net increase (decrease) in net
  assets...........................    (235,800,707)  (11,362,762)    (26,929,538)
NET ASSETS:
Beginning of year..................   1,219,137,920   275,132,171     105,051,927
                                     --------------  ------------    ------------
End of year........................  $  983,337,213  $263,769,409    $ 78,122,389
                                     ==============  ============    ============
  Undistributed net investment
    income included in net assets
    at end of year.................       4,111,190     1,029,535          (4,256)

                       See Notes to Financial Statements.
                                 ----- 9 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GOVERNMENT CASH PORTFOLIO
                           -----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          ------------------------------------------------------------------------------
                             APRIL 30, 2003(3)         2002            2001            2000            1999            1998
                           ---------------------  --------------  --------------  --------------  --------------  --------------

Net asset value,
  beginning of period....        $   1.00            $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                 --------            --------        --------        --------        --------        --------
Income from investment
  operations:
Net investment income....           0.006               0.019           0.048           0.060           0.049           0.051
Distributions to
  shareholders from:
Net investment income....          (0.006)             (0.019)         (0.048)         (0.060)         (0.049)         (0.051)
                                 --------            --------        --------        --------        --------        --------

Net asset value, end
  of period..............        $   1.00            $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                 ========            ========        ========        ========        ========        ========

Total return(1)..........            0.63%               1.95%           4.86%           6.15%           5.00%           5.63%
                                 ========            ========        ========        ========        ========        ========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $566,292            $533,034        $421,509        $413,742        $405,907        $430,165
Ratio of operating
  expenses to average net
  assets.................            0.13%(2)            0.13%           0.11%           0.11%           0.11%           0.11%
Ratio of net investment
  income to average
  net assets.............            1.27%(2)            1.91%           4.86%           5.96%           4.87%           5.41%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 10 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 TAX-EXEMPT CASH PORTFOLIO
                           -----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          ------------------------------------------------------------------------------
                             APRIL 30, 2003(3)         2002            2001            2000            1999            1998
                           ---------------------  --------------  --------------  --------------  --------------  --------------

Net asset value,
  beginning of period....        $   1.00            $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                 --------            --------        --------        --------        --------        --------
Income from investment
  operations:
Net investment income....           0.005               0.012           0.029           0.038           0.030           0.034
Distributions to
  shareholders from:
Net investment income....          (0.005)             (0.012)         (0.029)         (0.038)         (0.030)         (0.034)
                                 --------            --------        --------        --------        --------        --------

Net asset value, end
  of period..............        $   1.00            $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                 ========            ========        ========        ========        ========        ========

Total return(1)..........            0.49%               1.25%           2.95%           3.88%           3.02%           3.41%
                                 ========            ========        ========        ========        ========        ========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $645,744            $607,069        $541,881        $437,134        $350,032        $375,924
Ratio of operating
  expenses to average
  net assets.............            0.13%(2)            0.14%           0.11%           0.12%           0.12%           0.13%
Ratio of net investment
  income to average
  net assets.............            0.99%(2)            1.24%           2.88%           3.82%           2.97%           3.37%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 11 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CORE FIXED INCOME PORTFOLIO
                           -----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          ------------------------------------------------------------------------------
                             APRIL 30, 2003(3)         2002            2001            2000            1999            1998
                           ---------------------  --------------  --------------  --------------  --------------  --------------

Net asset value,
  beginning of period....        $  10.98            $  10.88        $  10.08        $  10.16        $  10.70        $  10.46
                                 --------            --------        --------        --------        --------        --------
Income from investment
  operations:
Net investment income....            0.24                0.54            0.65            0.69            0.63            0.64
Net realized and
  unrealized gain (loss)
  on investments.........            0.15                0.10            0.82           (0.09)          (0.54)           0.24
                                 --------            --------        --------        --------        --------        --------

Total from investment
  operations.............            0.39                0.64            1.47            0.60            0.09            0.88
                                 --------            --------        --------        --------        --------        --------
Distributions to
  shareholders from:
Net investment income....           (0.24)              (0.54)          (0.67)          (0.68)          (0.63)          (0.64)
                                 --------            --------        --------        --------        --------        --------

Total distributions......           (0.24)              (0.54)          (0.67)          (0.68)          (0.63)          (0.64)
                                 --------            --------        --------        --------        --------        --------

Net asset value, end
  of period..............        $  11.13            $  10.98        $  10.88        $  10.08        $  10.16        $  10.70
                                 ========            ========        ========        ========        ========        ========

Total return(1)..........            3.58%               6.18%          15.09%           6.19%           0.91%           9.32%
                                 ========            ========        ========        ========        ========        ========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $193,869            $188,298        $178,811        $174,092        $230,684        $258,986
Ratio of operating
  expenses to average net
  assets(4)..............            0.13%(2)            0.14%           0.11%           0.14%           0.12%           0.11%
Ratio of gross expenses
  to average net assets..            0.14%(2)            0.24%           0.63%           1.02%           0.55%           0.99%
Ratio of net investment
  income to average
  net assets.............            4.26%(2)            5.19%           6.19%           8.56%           6.08%           6.58%
Portfolio turnover rate..             164%                191%            138%            234%            191%             93%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.
(4)  Calculation does not include interest expense.

                       See Notes to Financial Statements.
                                 ----- 12 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                STRATEGIC EQUITY PORTFOLIO
                           ----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          -----------------------------------------------------------------------------
                             APRIL 30, 2003(3)        2002            2001            2000            1999            1998
                           ---------------------  -------------  --------------  --------------  --------------  --------------

Net asset value,
  beginning of period....         $ 13.47            $ 16.06        $  21.19        $  22.70        $  20.69        $  20.11
                                  -------            -------        --------        --------        --------        --------
Income from investment
  operations:
Net investment income....            0.09               0.16            0.20            0.25            0.28            0.37
Net realized and
  unrealized gain (loss)
  on investments.........           (0.02)             (2.59)          (5.09)           1.57            4.51            1.02
                                  -------            -------        --------        --------        --------        --------

Total from investment
  operations.............            0.07              (2.43)          (4.89)           1.82            4.79            1.39
                                  -------            -------        --------        --------        --------        --------
Distributions to
  shareholders from:
Net investment income....           (0.09)             (0.16)          (0.24)          (0.25)          (0.28)          (0.36)
Net realized capital
  gains..................              --                 --              --           (3.08)          (2.50)          (0.45)
                                  -------            -------        --------        --------        --------        --------

Total distributions......           (0.09)             (0.16)          (0.24)          (3.33)          (2.78)          (0.81)
                                  -------            -------        --------        --------        --------        --------

Net asset value, end
  of period..............         $ 13.45            $ 13.47        $  16.06        $  21.19        $  22.70        $  20.69
                                  =======            =======        ========        ========        ========        ========

Total return(1)..........            0.56%            (15.20)%        (23.18)%          8.49%          23.88%           7.00%
                                  =======            =======        ========        ========        ========        ========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............         $85,990            $90,051        $123,803        $168,564        $148,784        $152,601
Ratio of operating
  expenses to average
  net assets.............            0.14%(2)           0.14%           0.12%           0.14%           0.12%           0.12%
Ratio of net investment
  income to average
  net assets.............            1.41%(2)           1.04%           1.09%           1.00%           1.17%           1.71%
Portfolio turnover rate..              31%                36%             41%             47%             40%             52%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 13 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         SMALL CAP EQUITY PORTFOLIO ADVISOR SHARES
                           -----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          ------------------------------------------------------------------------------
                             APRIL 30, 2003(4)         2002            2001            2000            1999            1998
                           ---------------------  --------------  --------------  --------------  --------------  --------------

Net asset value,
  beginning of period....        $  13.93            $  15.57        $  17.04        $  15.04        $  15.28        $  19.06
                                 --------            --------        --------        --------        --------        --------
Income from investment
  operations:
Net investment income....            0.03                0.07            0.23            0.11            0.20            0.19
Net realized and
  unrealized gain (loss)
  on investments.........            1.39               (0.90)           0.45            3.07           (0.25)          (3.66)
                                 --------            --------        --------        --------        --------        --------

Total from investment
  operations.............            1.42               (0.83)           0.68            3.18           (0.05)          (3.47)
                                 --------            --------        --------        --------        --------        --------
Distributions to
  shareholders from:
Net investment income....           (0.02)              (0.07)          (0.24)          (0.11)          (0.19)          (0.19)
Net realized capital
  gains..................              --               (0.74)          (1.83)          (1.07)             --           (0.12)
Tax Return of capital....              --                  --           (0.08)             --              --              --
                                 --------            --------        --------        --------        --------        --------

Total distributions......           (0.02)              (0.81)          (2.15)          (1.18)          (0.19)          (0.31)
                                 --------            --------        --------        --------        --------        --------

Net asset value, end
  of period..............        $  15.33            $  13.93        $  15.57        $  17.04        $  15.04        $  15.28
                                 ========            ========        ========        ========        ========        ========

Total return(1)..........           10.22%              (5.32)%          3.84%          21.43%          (0.32)%        (18.35)%
                                 ========            ========        ========        ========        ========        ========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $226,508            $199,264        $216,638        $242,395        $253,357        $307,596
Ratio of operating
  expenses to average net
  assets.................            0.90%(2)            0.90%           0.87%           0.90%           0.88%           0.76%
Ratio of net investment
  income to average
  net assets.............            0.46%(2)            0.44%           1.28%           0.62%           1.27%           1.07%
Portfolio turnover
  rate(3)................              20%                 67%             65%             67%             77%             42%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Portfolio turnover is calculated at the fund level.
(4)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 14 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SMALL CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES
                           -----------------------------------------------------------------------------------------------------
                                  FOR THE                                                                       FOR THE PERIOD
                                SIX MONTHS                     FOR THE YEARS ENDED OCTOBER 31,                JANUARY 2, 1998(1)
                                   ENDED          ----------------------------------------------------------       THROUGH
                             APRIL 30, 2003(5)        2002           2001           2000           1999        OCTOBER 31, 1998
                           ---------------------  -------------  -------------  -------------  -------------  ------------------

Net asset value,
  beginning of period....         $ 13.96            $ 15.60        $ 17.01        $ 15.01        $ 15.29           $ 19.33
                                  -------            -------        -------        -------        -------           -------
Income from investment
  operations:
Net investment income....            0.05               0.11           0.26           0.14           0.23              0.15
Net realized and
  unrealized gain (loss)
  on investments.........            1.39              (0.90)          0.46           3.06          (0.24)            (3.94)
                                  -------            -------        -------        -------        -------           -------
Total from investment
  operations.............            1.44              (0.79)          0.72           3.20          (0.01)            (3.79)
                                  -------            -------        -------        -------        -------           -------
Distributions to
  shareholders from:
Net investment income....           (0.03)             (0.11)         (0.22)         (0.13)         (0.27)            (0.13)
Net realized capital
  gains..................              --              (0.74)         (1.83)         (1.07)            --             (0.12)
Tax Return of capital....              --                 --          (0.08)            --             --                --
                                  -------            -------        -------        -------        -------           -------
Total distributions......           (0.03)             (0.85)         (2.13)         (1.20)         (0.27)            (0.25)
                                  -------            -------        -------        -------        -------           -------
Net asset value, end
  of period..............         $ 15.37            $ 13.96        $ 15.60        $ 17.01        $ 15.01           $ 15.29
                                  =======            =======        =======        =======        =======           =======
Total return(2)..........           10.33%             (5.10)%         4.08%         21.65%         (0.10)%          (19.69)%
                                  =======            =======        =======        =======        =======           =======
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............         $33,062            $29,644        $30,417        $27,353        $28,455           $31,794
Ratio of operating
  expenses to average net
  assets.................            0.70%(3)           0.70%          0.66%          0.70%          0.68%             0.69%(3)
Ratio of net investment
  income to average
  net assets.............            0.66%(3)           0.64%          1.44%          0.82%          1.47%             1.07%(3)
Portfolio turnover
  rate(4)................              20%                67%            65%            67%            77%               42%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.
(4)  Portfolio turnover is calculated at the fund level.
(5)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 15 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              LARGE CAP VALUE PORTFOLIO
                           ------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                             FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          -------------------------------------------------------------------------
                             APRIL 30, 2003(3)        2002           2001           2000           1999           1998
                           ---------------------  -------------  -------------  -------------  -------------  -------------

Net asset value,
  beginning of period....         $  7.78            $  8.56        $ 11.03        $ 11.24        $ 11.77        $ 13.29
                                  -------            -------        -------        -------        -------        -------
Income from investment
  operations:
Net investment income....            0.08               0.14           0.17           0.18           0.18           0.24
Net realized and
  unrealized gain (loss)
  on investments.........            0.09              (0.79)         (1.49)         (0.15)          2.00           0.35
                                  -------            -------        -------        -------        -------        -------

Total from investment
  operations.............            0.17              (0.65)         (1.32)          0.03           2.18           0.59
                                  -------            -------        -------        -------        -------        -------
Distributions to
  shareholders from:
Net investment income....           (0.07)             (0.13)         (0.18)         (0.16)         (0.19)         (0.25)
Net realized capital
  gains..................              --                 --          (0.97)         (0.08)         (2.52)         (1.86)
                                  -------            -------        -------        -------        -------        -------
Total distributions......           (0.07)             (0.13)         (1.15)         (0.24)         (2.71)         (2.11)
                                  -------            -------        -------        -------        -------        -------

Net asset value, end
  of period..............         $  7.88            $  7.78        $  8.56        $ 11.03        $ 11.24        $ 11.77
                                  -------            -------        -------        -------        -------        -------

Total return(1)..........            2.24%             (7.64)%       (12.31)%         0.30%         19.59%          4.77%
                                  =======            =======        =======        =======        =======        =======
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............         $18,622            $15,326        $14,002        $21,251        $59,178        $66,620
Ratio of operating
  expenses to average net
  assets.................            0.19%(2)           0.17%          0.21%          0.23%          0.13%          0.12%
Ratio of net investment
  income to average
  net assets.............            2.15%(2)           1.75%          1.51%          1.50%          1.28%          1.74%
Portfolio turnover rate..              46%                96%           174%           108%           105%           132%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 16 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    INTERNATIONAL PORTFOLIO
                           -------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                 FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          --------------------------------------------------
                             APRIL 30, 2003(3)         2002             2001              2000
                           ---------------------  --------------  ----------------  ----------------

Net asset value,
  beginning of period....        $  11.67            $  12.89        $    15.79        $    17.87
                                 --------            --------        ----------        ----------
Income from investment
  operations:
Net investment income....            0.19                0.33              0.35              0.45
Net realized and
  unrealized gain (loss)
  on investments.........           (0.09)              (1.31)            (2.91)            (1.09)
                                 --------            --------        ----------        ----------
Total from investment
  operations.............            0.10               (0.98)            (2.56)            (0.64)
                                 --------            --------        ----------        ----------
Distributions to
  shareholders from:
Net investment income....           (0.09)              (0.24)            (0.34)            (0.33)
Net realized capital
  gains..................              --                  --                --             (1.11)
                                 --------            --------        ----------        ----------
Total distributions......           (0.09)              (0.24)            (0.34)            (1.44)
                                 --------            --------        ----------        ----------

Net asset value, end
  of period..............        $  11.68            $  11.67        $    12.89        $    15.79
                                 ========            ========        ==========        ==========

Total return(1)..........            0.85%              (7.82)%          (16.34)%           (3.70)%
                                 ========            ========        ==========        ==========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $917,237            $983,337        $1,219,138        $1,486,088
Ratio of operating
  expenses to average net
  assets.................            0.14%(2)            0.14%             0.11%             0.11%
Ratio of net investment
  income to average net
  assets.................            3.17%(2)            2.42%             2.34%             2.30%
Portfolio turnover rate..              24%                 33%               40%               36%

                                INTERNATIONAL PORTFOLIO
                           ----------------------------------

                            FOR THE YEARS ENDED OCTOBER 31,
                           ----------------------------------
                                 1999              1998
                           ----------------  ----------------
Net asset value,
  beginning of period....     $    15.66        $    15.11
                              ----------        ----------
Income from investment
  operations:
Net investment income....           0.48              0.37
Net realized and
  unrealized gain (loss)
  on investments.........           3.33              0.74
                              ----------        ----------
Total from investment
  operations.............           3.81              1.11
                              ----------        ----------
Distributions to
  shareholders from:
Net investment income....          (0.57)            (0.40)
Net realized capital
  gains..................          (1.03)            (0.16)
                              ----------        ----------
Total distributions......          (1.60)            (0.56)
                              ----------        ----------
Net asset value, end
  of period..............     $    17.87        $    15.66
                              ==========        ==========
Total return(1)..........          24.65%             7.44%
                              ==========        ==========
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............     $1,500,559        $1,135,192
Ratio of operating
  expenses to average net
  assets.................           0.11%             0.13%
Ratio of net investment
  income to average net
  assets.................           2.52%             2.32%
Portfolio turnover rate..             20%               19%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 17 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          INSTITUTIONAL INTERNATIONAL PORTFOLIO
                           ----------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                               FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          -----------------------------------------------------------------------------
                             APRIL 30, 2003(3)         2002            2001            2000            1999           1998
                           ---------------------  --------------  --------------  --------------  --------------  -------------

Net asset value,
  beginning of period....        $  11.03            $  12.25        $  15.10        $  17.82        $  15.53        $ 14.89
                                 --------            --------        --------        --------        --------        -------
Income from investment
  operations:
Net investment income....            0.13                0.19            0.23            0.33            0.39           0.26
Net realized and
  unrealized gain (loss)
  on investments.........           (0.07)              (1.28)          (2.86)          (1.37)           3.15           0.81
                                 --------            --------        --------        --------        --------        -------
Total from investment
  operations.............            0.06               (1.09)          (2.63)          (1.04)           3.54           1.07
                                 --------            --------        --------        --------        --------        -------
Distributions to
  shareholders from:
Net investment income....           (0.04)              (0.13)          (0.16)          (0.24)          (0.40)         (0.28)
Net realized capital
  gains..................              --                  --              --           (1.44)          (0.85)         (0.15)
Tax Return of capital....              --                  --           (0.06)             --              --             --
                                 --------            --------        --------        --------        --------        -------

Total distributions......           (0.04)              (0.13)          (0.22)          (1.68)          (1.25)         (0.43)
                                 --------            --------        --------        --------        --------        -------

Net asset value, end
  of period..............        $  11.05            $  11.03        $  12.25        $  15.10        $  17.82        $ 15.53
                                 ========            ========        ========        ========        ========        =======

Total return(1)..........            0.58%              (9.02)%        (17.45)%         (5.87)%         22.98%          7.26%
                                 ========            ========        ========        ========        ========        =======
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............        $276,037            $263,769        $275,132        $171,343        $175,951        $98,727
Ratio of operating
  expenses to average net
  assets.................            0.85%(2)            0.85%           0.83%           0.84%           0.86%          0.87%
Ratio of net investment
  income to average
  net assets.............            2.51%(2)            1.72%           1.71%           1.65%           1.83%          1.58%
Portfolio turnover rate..              22%                 37%             53%             74%             20%            19%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 18 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SMALL CAPITALIZATION GROWTH PORTFOLIO
                                ------------------------------------------------------------------------------
                                       FOR THE              FOR THE YEARS ENDED            FOR THE PERIOD
                                     SIX MONTHS                 OCTOBER 31,             DECEMBER 29, 1999(1)
                                        ENDED          -----------------------------          THROUGH
                                  APRIL 30, 2003(4)        2002            2001           OCTOBER 31, 2000
                                ---------------------  -------------  --------------  ------------------------

Net asset value, beginning of
  period......................         $  3.93            $  5.04        $   9.22             $  10.00
                                       -------            -------        --------             --------
Income from investment
  operations:
Net investment loss...........           (0.02)                --              --                (0.03)
Net realized and unrealized
  gain (loss) on
  investments.................            0.21              (1.11)          (4.18)               (0.75)
                                       -------            -------        --------             --------

Total from investment
  operations..................            0.19              (1.11)          (4.18)               (0.78)
                                       -------            -------        --------             --------

Net asset value, end
  of period...................         $  4.12            $  3.93        $   5.04             $   9.22
                                       =======            =======        ========             ========

Total return(2)...............            4.84%            (22.02)%        (45.34)%              (7.80)%
                                       =======            =======        ========             ========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)..................         $80,842            $78,122        $105,052             $182,847
Ratio of operating expenses to
  average net assets..........            1.23%(3)           1.23%           1.17%                1.23%(3)
Ratio of expenses in excess of
  income to average net
  assets......................           (1.12)%(3)         (1.02)%         (0.83)%              (0.60)%(3)
Portfolio turnover rate.......              24%                42%             67%                  78%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.
(4)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 19 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------
AGENCY DISCOUNT NOTES{::}(1) -- 0.9%
              FEDERAL HOME LOAN BANK -- 0.5%
$  2,960,000    2.30% due 5/2/03..............................................................  $  2,959,811
                                                                                                ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
   2,000,000    1.18% due 5/1/03..............................................................     2,000,000
                                                                                                ------------
              TOTAL AGENCY DISCOUNT NOTES
                (Cost $4,959,811).............................................................     4,959,811
                                                                                                ------------
AGENCY NOTES -- 51.2%
              US GOVERNMENT AGENCIES & OBLIGATIONS -- 51.2%
              Federal Farm Credit Bank:
   8,000,000    4.375% due 5/1/03.............................................................     8,000,000
   3,000,000    5.73% due 7/28/03.............................................................     3,032,106
   2,500,000    4.15% due 9/12/03.............................................................     2,521,076
   1,000,000    3.125% due 10/1/03............................................................     1,008,033
   1,000,000    4.82% due 10/7/03.............................................................     1,013,716
              Federal Home Loan Bank:
   3,000,000    6.005% due 5/5/03.............................................................     3,001,531
   3,900,000    7.25% due 5/15/03.............................................................     3,908,196
  16,325,000    4.50% due 5/15/03.............................................................    16,344,431
   1,000,000    5.70% due 5/20/03.............................................................     1,002,328
   3,500,000    5.805% due 6/5/03.............................................................     3,515,090
   1,900,000    2.375% due 6/13/03............................................................     1,902,319
   1,000,000    2.66% due 6/20/03.............................................................     1,001,781
   7,000,000    5.755% due 6/24/03............................................................     7,040,685
  21,745,000    4.50% due 7/7/03..............................................................    21,870,044
     980,000    2.00% due 7/10/03.............................................................       980,344
   3,515,000    5.735% due 7/22/03............................................................     3,550,748
   2,500,000    2.235% due 7/25/03............................................................     2,502,549
   2,000,000    1.75% due 7/29/03.............................................................     2,000,697
   1,850,000    6.875% due 8/15/03............................................................     1,880,186
   1,630,000    4.125% due 8/15/03............................................................     1,643,384
   1,100,000    5.89% due 8/20/03.............................................................     1,115,481
   3,000,000    5.627% due 9/2/03.............................................................     3,041,133
   1,000,000    5.575% due 9/2/03.............................................................     1,014,346
  15,565,000    5.125% due 9/15/03............................................................    15,788,467
   1,000,000    5.135% due 9/22/03............................................................     1,015,326
   2,000,000    4.775% due 10/15/03...........................................................     2,031,481
   1,000,000    5.19% due 10/20/03............................................................     1,016,048
  10,825,000    6.375% due 11/14/03...........................................................    11,121,625
   1,000,000    2.50% due 11/14/03............................................................     1,006,552
   7,000,000    3.125% due 11/14/03...........................................................     7,069,730

                       See Notes to Financial Statements.
                                 ----- 20 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

AGENCY NOTES -- (CONTINUED)
             US GOVERNMENT AGENCIES & OBLIGATIONS -- (CONTINUED)
$ 10,325,000    5.375% due 1/5/04.............................................................  $ 10,610,226
   2,000,000    1.43% due 3/30/04.............................................................     2,000,000
   2,000,000    1.37% due 5/3/04..............................................................     2,000,000
   2,000,000    1.40% due 5/10/04.............................................................     2,000,000
              Federal Home Loan Mortgage Corporation:
  25,182,000    7.375% due 5/15/03............................................................    25,238,514
   6,626,000    4.50% due 6/15/03.............................................................     6,650,009
   4,963,000    4.50% due 6/15/03.............................................................     4,981,421
  16,350,000    5.75% due 7/15/03.............................................................    16,497,397
  11,411,000    3.50% due 9/15/03.............................................................    11,487,369
   1,500,000    3.25% due 10/10/03............................................................     1,513,422
   3,500,000    3.18% due 10/24/03............................................................     3,532,010
   8,315,000    6.375% due 11/15/03...........................................................     8,542,232
   1,040,000    3.05% due 11/28/03............................................................     1,050,694
   1,385,000    3.25% due 12/15/03............................................................     1,401,703
   2,000,000    5.25% due 2/15/04.............................................................     2,062,126
              Federal National Mortgage Association:
  16,095,000    4.625% due 5/15/03............................................................    16,115,496
  19,995,000    4.00% due 8/15/03.............................................................    20,151,689
  12,075,000    5.91% due 8/25/03.............................................................    12,250,257
   2,000,000    5.50% due 9/29/03.............................................................     2,033,675
   2,200,000    5.45% due 10/10/03............................................................     2,240,409
   1,235,000    4.75% due 11/14/03............................................................     1,257,942
   4,235,000    3.125% due 11/15/03...........................................................     4,277,050
                                                                                                ------------
              TOTAL AGENCY NOTES
                (Cost $289,833,074)...........................................................   289,833,074
                                                                                                ------------
FLOATING RATE BONDS -- 8.1%
              Student Loan Marketing Association:
   9,000,000    1.229% due 5/15/03............................................................     9,000,000
   7,000,000    1.236% due 6/19/03............................................................     7,000,000
   7,000,000    1.236% due 7/17/03............................................................     7,000,000
   7,000,000    1.246% due 8/21/03............................................................     7,000,000
   7,000,000    1.236% due 9/18/03............................................................     7,000,000
   9,000,000    1.236% due 10/16/03...........................................................     9,000,000
                                                                                                ------------
              TOTAL FLOATING RATE BONDS
                (Cost $46,000,000)............................................................    46,000,000
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 21 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

REPURCHASE AGREEMENTS -- 40.4%
$ 20,000,000  With Bear Stearns, Inc., dated 04/25/03, 1.23%, principal and interest in the amount of $20,021,867, due 05/27/03, (collateralized by FNR 2002-53 PD with a par value of $19,455,000, coupon rate of 6.00%, due 01/25/32, market value of
                $20,618,409)..................................................................  $ 20,000,000
 100,000,000  With Bear Stearns, Inc., dated 04/30/03, 1.35%, principal and interest in the amount of $100,003,750, due 05/01/03, (collateralized by FHR 2475 FL with a par value of $35,130,000, coupon rate of 2.78%, due 02/15/32, market value of
                $27,165,402 and FHR 2419 FA with a par value of $100,000,000, coupon rate of
                2.80%, due 02/15/32, market value of $75,939,506).............................   100,000,000
 108,662,058  With Paine Webber, Inc., dated 04/30/03, 1.35%, principal and interest in the amount of $108,666,072, due 05/01/03, (collateralized by FNMA Pool #555427 with a par value of $108,430,000, coupon rate of 6.00%, due 02/01/18, market
                value of $108,662,235)........................................................   108,662,058
                                                                                                ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $228,662,058)...........................................................   228,662,058
                                                                                                ------------

TOTAL INVESTMENTS
  (Cost $569,454,943)...........................................................    100.6% $569,454,943
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.6)   (3,162,663)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $566,292,280
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Rate represents annualized discount yield at date of purchase.
Abbreviations:
FNMA -- Federal National Mortgage Association
FNR -- Federal National Mortgage Association REMIC
FHR -- Federal Home Loan Mortgage Corporation REMIC

                       See Notes to Financial Statements.
                                 ----- 22 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
VARIABLE/FLOATING RATE NOTES{::}(1) -- 95.0%
             DAILY VARIABLE/FLOATING RATE NOTES -- 55.2%
$ 1,900,000  Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid
               Waste Disposal Revenue, DATES, Series B, (LOC: BankAmerica),
               1.37% due 5/1/14..............................................................  $  1,900,000
  1,000,000  Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid
               Waste Disposal Revenue, DATES, Series D, (LOC: BankAmerica),
               1.37% due 5/1/14..............................................................     1,000,000
  4,100,000  California State Deptartment of Water Resources, Power Supply Revenue, Series
               B-5, (LOC: Bayerische Landesbank 50% & Westdeutsche Landesbank 50%),
               1.35% due 5/1/22..............................................................     4,100,000
 18,815,000  Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische
               Landesbank),
               1.11% due 6/15/21.............................................................    18,815,000
 11,700,000  Connecticut State Health & Educational Facilities Authority, Edgehill Project,
               Series C, (LOC: KBC Bank, N.V.),
               1.15% due 7/1/27..............................................................    11,700,000
  2,100,000  Connecticut State Health & Educational Facilities Authority, Yale University
               Project, Series T-1,
               1.30% due 7/1/29..............................................................     2,100,000
  6,235,000  Dade County, Florida, Industrial Development Authority, Pollution Control
               Revenue Refunding, Florida Power & Light Co. Project,
               1.45% due 4/1/20..............................................................     6,235,000
 19,200,000  Delaware County, Pennsylvania, Industrial Development Authority, Airport
               Facilities Revenue, United Parcel Service Project, DATES,
               1.11% due 12/1/15.............................................................    19,200,000
  1,100,000  District of Columbia, General Fund Recovery, Series B-3, (LOC: BankAmerica),
               1.35% due 6/1/03..............................................................     1,100,000
  1,000,000  Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding, Exxon Corp.
               Project:
               1.30% due 6/1/20..............................................................     1,000,000
    600,000    1.11% due 10/1/24.............................................................       600,000
 12,700,000  Hapeville, Georgia, Development Authority, Industrial Development Revenue,
               Hapeville Hotel Limited Project, (LOC: BankAmerica),
               1.35% due 11/1/15.............................................................    12,700,000

                       See Notes to Financial Statements.
                                 ----- 23 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$10,220,000  Idaho State Health Facility Authority, Revenue, St. Luke's Medical Center
               Project, (FSA Insured),
               1.28% due 7/1/30..............................................................  $ 10,220,000
  1,100,000  Irvine Ranch, California, Water District Revenue, (LOC: State Street Bank &
               Trust Co.),
               1.35% due 1/1/21..............................................................     1,100,000
  2,500,000  Irvine Ranch, California, Water District Revenue, Series A, (LOC: BankAmerica),
               1.26% due 5/1/09..............................................................     2,500,000
  6,900,000  Irvine Ranch, California, Water District, Capital Improvement Projects, DATES,
               (LOC: Toronto Dominion Bank),
               1.35% due 8/1/16..............................................................     6,900,000
    700,000  Irvine Ranch, California, Water District, General Obligation, Series A. (LOC:
               BankAmerica),
               1.35% due 11/15/13............................................................       700,000
  2,400,000  Irvine, California, Public Improvements Revenue, (LOC: BankAmerica),
               1.35% due 9/2/25..............................................................     2,400,000
  1,000,000  Jackson County, Mississippi, Port Facility Revenue Refunding, Chevron USA Inc.
               Project,
               1.35% due 6/1/23..............................................................     1,000,000
  5,800,000  Jacksonville, Florida, Pollution Control Revenue Refunding, Florida Power &
               Light Co. Project,
               1.45% due 5/1/29..............................................................     5,800,000
  2,900,000  Joliet, Illinois, Pregional Port District, Revenue Refunding, Exxon Corp.
               Project,
               1.11% due 10/1/24.............................................................     2,900,000
  4,400,000  Kansas State Department of Transportation, Highway Revenue, Series B-1,
               1.28% due 9/1/20..............................................................     4,400,000
 14,010,000  Kansas State Department of Transportation, Highway Revenue, Series B-2,
               1.28% due 9/1/20..............................................................    14,010,000
  3,000,000  Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project,
               1.11% due 11/1/14.............................................................     3,000,000
 11,625,000  Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital,
               Series A, (SPA: J.P. Morgan), (AMBAC Insured),
               1.28% due 7/1/28..............................................................    11,625,000

                       See Notes to Financial Statements.
                                 ----- 24 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,450,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class
               A,
               1.11% due 11/1/14.............................................................  $  1,450,000
  2,500,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class
               B,
               1.11% due 11/1/14.............................................................     2,500,000
  4,380,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class
               C,
               1.11% due 11/1/14.............................................................     4,380,000
 10,950,000  Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue,
               Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe
               Generale),
               1.31% due 12/1/25.............................................................    10,950,000
  7,150,000  Louisiana State Public Facilities Authority, Industrial Development, Kenner
               Hotel Ltd. Project, (LOC: BankAmerica),
               1.35% due 12/1/15.............................................................     7,150,000
  7,820,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Assets Program, Series D, (SPA: State Street Bank & Trust Co.), (MBIA
               Insured),
               1.35% due 1/1/35..............................................................     7,820,000
  2,300,000  Massachusetts State, Central Artery Project, Series A, (SPA: Landesbank
               Hessen-Thuer.),
               1.35% due 12/1/30.............................................................     2,300,000
 12,400,000  Metropolitan Water District of Southern California, Waterworks Revenue, Series
               B-3, (SPA: Westdeutsche Landesbank),
               1.35% due 7/1/35..............................................................    12,400,000
 10,595,000  New Jersey Economic Development Authority, Economic Development Revenue
               Refunding, Stolthaven Project, Series A, (LOC: Citibank N.A.),
               1.30% due 1/15/18.............................................................    10,595,000
  8,300,000  New Jersey Economic Development Authority, Pollution Control Revenue Refunding,
               Exxon Mobile Corp. Project,
               1.00% due 4/1/22..............................................................     8,300,000
  4,600,000  New York City, New York, General Obligations, Subseries A-10, (LOC: J.P.
               Morgan),
               1.26% due 8/1/16..............................................................     4,600,000
  2,900,000  New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova
               Scotia), (AMBAC Insured),
               1.26% due 11/1/24.............................................................     2,900,000

                       See Notes to Financial Statements.
                                 ----- 25 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 3,250,000  New York City, New York, General Obligations, Subseries E2, (LOC: J.P. Morgan):
               1.26% due 8/1/20..............................................................  $  3,250,000
  3,800,000    1.26% due 8/1/21..............................................................     3,800,000
 16,000,000  New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (SPA: Dexia Credit),
               1.26% due 6/15/33.............................................................    16,000,000
  1,540,000  New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (SPA: FGIC Insured):
               1.40% due 6/15/22.............................................................     1,540,000
  2,900,000    1.40% due 6/15/23.............................................................     2,900,000
  7,600,000  New York City, New York, Transitional Finance Authority Revenue, Future Tax
               Secured, Series A-1, (SPA: Commerzbank A.G.),
               1.35% due 11/15/28............................................................     7,600,000
  6,800,000  New York City, New York, Transitional Finance Authority Revenue, Future Tax
               Secured, Subseries C-4, (SPA: Landesbank Hessen-Thuer),
               1.26% due 8/1/31..............................................................     6,800,000
 10,810,000  New York State Energy Research & Development Authority, New York Electric & Gas
               Project, Series D, (LOC: Bank One Chicago, N.A.),
               1.26% due 10/1/29.............................................................    10,810,000
 10,950,000  New York State Thruway Authority, General Revenue, (SPA: FGIC Insured),
               1.35% due 1/1/24..............................................................    10,950,000
  7,100,000  Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA:
               BankAmerica),
               1.28% due 10/1/22.............................................................     7,100,000
  4,300,000  North Carolina State Medical Care Commission, Health Care Facilities Revenue,
               The Givens Estates Inc. Project, (LOC: Wachovia Bank),
               1.25% due 12/1/26.............................................................     4,300,000
  1,700,000  North Carolina State Medical Care Commission, Hospital Revenue, ACES, Pooled
               Financing Projects, Series B, (LOC: Wachovia Bank),
               1.40% due 10/1/13.............................................................     1,700,000
    800,000  North Carolina State Medical Care Commission, Hospital Revenue, Pooled Financing
               Projects, Series A, (LOC: BankAmerica),
               1.25% due 10/1/16.............................................................       800,000

                       See Notes to Financial Statements.
                                 ----- 26 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,800,000  Orange County, California, Sanitation District, Certificates of Participation,
               Series B, (SPA: Dexia Public Finance),
               1.35% due 8/1/30..............................................................  $  1,800,000
 16,300,000  Port of Portland, Oregon, Pollution Control Revenue, Reynolds Metals Project,
               DATES, (LOC: San Paolo Bank),
               1.11% due 12/1/09.............................................................    16,300,000
  7,265,000  Roanoke, Virginia, Industrial Development Authority, Hospital Revenue, Carilion
               Health System Obligated Group, Series C, (SPA: Wachovia Bank),
               1.25% due 7/1/27..............................................................     7,265,000
  1,750,000  St. Lawrence County, New York, Industrial Development Agency, Industrial
               Development Revenue, Reynolds Metals Project, DATES, (LOC: San Paolo Bank),
               1.40% due 12/1/07.............................................................     1,750,000
  5,700,000  Uinta County, Wyoming, Pollution Control Revenue Refunding, Chevron USA Inc.
               Project,
               1.40% due 8/15/20.............................................................     5,700,000
 13,300,000  Union County, New Jersey, Pollution Control Financing Authority, Revenue
               Refunding, Exxon Corp. Project,
               1.00% due 10/1/24.............................................................    13,300,000
 10,650,000  University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series
               A, (SPA: Landesbank Hessen-Thuer.),
               1.28% due 2/15/31.............................................................    10,650,000
                                                                                               ------------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $356,665,000)...........................................................   356,665,000
                                                                                               ------------
             WEEKLY VARIABLE/FLOATING RATE NOTES -- 39.8%
  3,300,000  Alabama State Special Care Facilities Financing Authority, Hospital Revenue,
               Birmingham Hospital Project, (LOC: Barclay's Bank), (FGIC Insured),
               1.19% due 4/1/15..............................................................     3,300,000
  5,605,000  Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, Aamha
               LLC Project (Backed by FNMA),
               1.35% due 12/15/25............................................................     5,605,000
  7,565,000  Burke County, Georgia, Development Authority, Pollution Control Revenue,
               Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC
               Insured),
               1.35% due 1/1/19..............................................................     7,565,000
  3,620,000  Charlotte, North Carolina, Airport Revenue Refunding, Series A, (SPA:
               Commerzbank A.G.), (MBIA Insured),
               1.60% due 7/1/16..............................................................     3,620,000

                       See Notes to Financial Statements.
                                 ----- 27 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$   880,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - A, (LOC: Societe Generale),
               1.25% due 1/1/15..............................................................  $    880,000
    940,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - B, (LOC: Societe Generale),
               1.25% due 1/1/15..............................................................       940,000
  9,400,000  Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2, (LOC: Bayerische
               Landesbank),
               1.19% due 7/1/29..............................................................     9,400,000
  1,355,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Huntington Woods Apartments Project, Series A, (SPA: Societe
               Generale), (FSA Insured),
               1.40% due 1/1/21..............................................................     1,355,000
  1,000,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kimberly Forest Apartments Project, Series B, (SPA: Societe
               Generale), (FSA Insured),
               1.40% due 1/1/21..............................................................     1,000,000
  1,100,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kings Arms Apartments Project, Series D, (SPA: Societe Generale),
               (FSA Insured),
               1.35% due 1/1/21..............................................................     1,100,000
  2,335,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Ten Oaks Apartments Project, Series F, (SPA: Societe Generale),
               (FSA Insured),
               1.40% due 1/1/21..............................................................     2,335,000
  1,500,000  Colton, California, Redevelopment Agency, Multi Family Revenue, Series A, (LOC:
               Coast Federal Bank & Federal Home Loan Bank),
               1.30% due 5/1/10..............................................................     1,500,000
 10,100,000  Connecticut State Health & Educational Facilities Authority, Yale University
               Project, Series T-2,
               1.24% due 7/1/29..............................................................    10,100,000
  9,200,000  Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
               1.35% due 5/15/14.............................................................     9,200,000
    880,000  Dade County, Florida, Aviation Revenue, Series A, VRD, (LOC: J.P. Morgan),
               1.31% due 10/1/09.............................................................       880,000
  5,000,000  Dauphin County, Pennslyvania, General Authority, (SPA: Scotiabank), (AMBAC
               Insured),
               1.40% due 6/1/26..............................................................     5,000,000

                       See Notes to Financial Statements.
                                 ----- 28 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,600,000  Dauphin County, Pennslyvania, General Authority, School District Pooled
               Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
               1.40% due 9/1/32..............................................................  $  1,600,000
  1,000,000  Delaware State River & Bay Authority Development Revenue, Series B, (SPA: Dexia
               Bank),
               1.25% due 1/1/30..............................................................     1,000,000
  1,900,000  Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
               1.40% due 2/1/13..............................................................     1,900,000
  6,900,000  Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA
               Insured),
               1.35% due 12/1/28.............................................................     6,900,000
    600,000  Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax
               Hospital Project, Series C, Inova Health System,
               1.30% due 10/1/25.............................................................       600,000
  3,000,000  Florida State Housing Finance Agency, Multi Family Housing Revenue, Buena Vista
               Project, (LOC: FHLMC),
               1.25% due 11/1/07.............................................................     3,000,000
  2,000,000  Gloucester County, New Jersey, Pollution Control Financing Authority, Revenue
               Refunding, Mobil Oil Refining Co. Project,
               0.80% due 12/1/03.............................................................     2,000,000
  2,400,000  Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater
               Cincinnati, Series E (SPA: Credit Suisse),
               1.25% due 1/1/18..............................................................     2,400,000
  1,800,000  Honolulu City & County, Hawaii, General Obligations, Series A, (LOC: Landesbank
               Hessen-Thuer.):
               1.30% due 1/1/10..............................................................     1,800,000
  8,000,000    1.30% due 1/1/11..............................................................     8,000,000
  2,500,000  Illinois State Health Facilities Authority, Hospital Revenue, Decatur Memorial
               Hospital Project, Series A, (SPA: FNB Chicago), (MBIA Insured),
               1.31% due 11/15/24............................................................     2,500,000
 10,000,000  Illinois State Housing Development Authority, Housing Revenue, Illinois Center
               Apartments, (LOC: KBC Bank NV),
               1.19% due 1/1/08..............................................................    10,000,000
  2,900,000  Indiana State Health Facilities Financing Authority, Clarian Health Obligations
               Group, Series C, (SPA: Westdeutsche Landesbank),
               1.35% due 3/1/30..............................................................     2,900,000

                       See Notes to Financial Statements.
                                 ----- 29 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,100,000  Iowa State Higher Education Loan Authority, Education Loan Revenue, Private
               College Facility, ACES, (SPA: J.P. Morgan), (MBIA Insured),
               1.40% due 12/1/15.............................................................  $  2,100,000
  4,770,000  Kentucky State, Area Development Districts, Program Revenue, Ewing Project,
               (LOC: Wachovia Bank),
               1.45% due 6/1/33..............................................................     4,770,000
  8,000,000  Lisle County, Illinois, Multi Family Housing Revenue Refunding, Four Lakes
               Project Phase V (FNMA Insured),
               1.35% due 9/15/26.............................................................     8,000,000
  6,000,000  Long Island, New York, Power Authority, Series 7, Subseries 7-A, (SPA: Credit
               Suisse), (MBIA Insured),
               1.25% due 4/1/25..............................................................     6,000,000
  2,300,000  Los Angeles County, California, Pension Obligation, Refunding, Series C, (AMBAC
               Insured), (SPA: Bank of Nova Scotia),
               1.30% due 6/30/07.............................................................     2,300,000
    615,000  Los Angeles, California, Multi Family Housing Revenue, Series K, (Backed by
               FHLB),
               1.35% due 7/1/10..............................................................       615,000
  2,625,000  Louisiana State Public Facilities Authority, Facility Authority Revenue, College
               & University Equipment & Capital, Series A, (SPA: Societe Generale),
               1.45% due 9/1/10..............................................................     2,625,000
  4,000,000  Louisiana State Public Facilities Authority, Multi Family Mortgage Revenue
               Refunding, Emberwood Apartments Project, (Backed by G.E. Capital),
               1.35% due 10/1/22.............................................................     4,000,000
  7,400,000  Massachusetts State Health & Educational Facilities Authority Revenue, Amherst
               College Project, Series F,
               1.19% due 11/1/26.............................................................     7,400,000
  5,000,000  Massachusetts State Health & Educational Facilities Authority Revenue, Boston
               University Project, Series H, (LOC: State Street Bank & Trust Co.),
               1.24% due 12/1/15.............................................................     5,000,000
    700,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Assets Program, Series G-1, (SPA: State Street Bank & Trust Co.),
               1.30% due 1/1/19..............................................................       700,000
    800,000  Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family
               Housing Project, Series A, (FNMA Insured),
               1.35% due 1/15/10.............................................................       800,000

                       See Notes to Financial Statements.
                                 ----- 30 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 9,400,000  Massachusetts State Water Resourses Authority, General Obligations, Series B,
               (LOC: Landesbank Hessen-Thuer),
               1.35% due 8/1/28..............................................................  $  9,400,000
  5,400,000  Mecklenburg County, North Carolina, Series C, (SPA: Wachovia Bank),
               1.32% due 2/1/18..............................................................     5,400,000
  1,300,000  Michigan State, Strategic Fund, Industrial Development Revenue, Allen Group Inc.
               Project, (LOC: Dresdner),
               1.35% due 11/1/25.............................................................     1,300,000
  1,000,000  Minnesota State Higher Education Facilities Authority, Carleton College Project,
               Class G, (SPA: Wells Fargo Bank),
               1.10% due 11/1/29.............................................................     1,000,000
  6,200,000  Missouri State Health & Educational Facilities Authority, Christian Health
               Services, Series B, (LOC: J.P. Morgan),
               1.35% due 12/1/19.............................................................     6,200,000
  5,000,000  Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (SPA:
               Societe Generale),
               1.55% due 7/1/10..............................................................     5,000,000
  5,400,000  Montgomery County, Maryland, Housing Opportunities Commission, Multi Family
               Housing Revenue, Falklands Project, Series B, (Backed by Connecticut General
               Life),
               1.20% due 8/1/15..............................................................     5,400,000
  1,500,000  Mountain View/Santa Clara County, California, Multi Family Housing Revenue,
               Mariposa Project, Series A, (FGIC Insured),
               1.35% due 3/1/17..............................................................     1,500,000
  9,900,000  New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale),
               (FGIC Insured),
               1.30% due 1/1/18..............................................................     9,900,000
  4,300,000  New York State Housing Finance Agency Revenue, Liberty View Apartments Project,
               Series A, (FNMA Insured),
               1.35% due 11/15/19............................................................     4,300,000
 11,200,000  New York State, Local Government Assistance Corp., Series B, (LOC: Westdeutsche
               Landesbank 50%, Bayerische Landesbank 50%),
               1.35% due 4/1/23..............................................................    11,200,000
  3,260,000  North Carolina State Educational Facilities Finance Agency Revenue, Greensboro
               College Project, (LOC: BankAmerica),
               1.35% due 9/1/27..............................................................     3,260,000
  4,500,000  North Carolina State Medical Care Commission, Hospital Revenue, Duke University
               Hospital Project, Series C, (SPA: Wachovia Bank N.A.),
               1.30% due 6/1/15..............................................................     4,500,000

                       See Notes to Financial Statements.
                                 ----- 31 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

VARIABLE/FLOATING RATE NOTES{::}(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$   500,000  Ohio State, University General Receipts,
               1.35% due 12/1/07.............................................................  $    500,000
  1,950,000  Ohio State, University General Receipts, Series B:
               1.21% due 12/1/19.............................................................     1,950,000
  3,800,000    1.21% due 12/1/29.............................................................     3,800,000
  1,250,000  Port Kalama, Washington, Public Corp., Conagra Inc. Project, (LOC: J.P. Morgan),
               2.05% due 1/1/04..............................................................     1,250,000
  2,014,000  Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage
               Project, Series F, (LOC: Wells Fargo Bank),
               1.30% due 12/1/15.............................................................     2,014,000
  2,045,000  Scottsdale, Arizona, Industrial Development Authority, Hospital Revenue,
               Scottsdale Memorial Health System Project, Series B, (SPA: Credit Local de
               France), (AMBAC Insured),
               1.30% due 9/1/22..............................................................     2,045,000
  1,775,000  Texas State Higher Education Authority, Educational Equipment & Improvement
               Revenue, Series B, (FGIC Insured),
               1.35% due 12/1/25.............................................................     1,775,000
  4,200,000  Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa,
               Series B, (Credit Local de France), (MBIA Insured),
               1.35% due 10/1/26.............................................................     4,200,000
  1,820,000  University of Utah, Auxiliary & Campus Facilities, Series A, (SPA: Bank of Nova
               Scotia),
               1.35% due 4/1/27..............................................................     1,820,000
  8,100,000  University South Florida Foundation, Inc., Certificates of Participation, (LOC:
               Wachovia Bank),
               1.31% due 4/1/32..............................................................     8,100,000
  3,800,000  Washington State, General Obligation, Series VR-96A, (SPA: Landesbank
               Hessen-Thuer.),
               1.19% due 6/1/20..............................................................     3,800,000
  4,800,000  Washington State, Suburban Sanitation District, BAN, (LOC: Westdeutsche
               Landesbank),
               1.35% due 8/1/04..............................................................     4,800,000
                                                                                               ------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $257,104,000)...........................................................   257,104,000
                                                                                               ------------
             TOTAL VARIABLE/FLOATING RATE NOTES
               (Cost $613,769,000)...........................................................   613,769,000
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 32 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

FIXED RATE BONDS -- 2.9%
$ 6,000,000  Essex County, New Jersey, Improvement Authority, BAN:
               2.75% due 8/6/03..............................................................  $  6,017,253
  5,390,000  Jersey City, New Jersey, BAN:
               2.50% due 9/12/03.............................................................     5,409,455
  2,000,000  Philadelphia, Pennsylvania, School District, Tax & Revenue Anticipation Notes:
               2.75% due 6/30/03.............................................................     2,004,060
  5,000,000  Texas State, Tax & Revenue Anticipation Notes:
               2.75% due 8/29/03.............................................................     5,022,208
                                                                                               ------------
             TOTAL FIXED RATE BONDS
               (Cost $18,452,976)............................................................    18,452,976
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $632,221,976)...........................................................     97.9% $632,221,976
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.1    13,521,579
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $645,743,555
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1) Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calender day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
DATES -- Daily Adjustable Tax-Exempt Securities
UPDATES -- Unit Price Demand Adjustable Tax-Exempt Securities
VRD -- Variable Rate Demand
BAN -- Bond Anticipation Notes
ACES -- Adjustable Convertible Extendable Securities
LOC -- Letter of Credit
FHLMC -- Federal Home Loan Mortgage Corporation

                       See Notes to Financial Statements.
                                 ----- 33 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------
AGENCY NOTES -- 10.6%{::}
              US GOVERNMENT AGENCIES -- 10.6%
              Federal Home Loan Mortgage Corporation:
$  2,000,000    5.125% due 10/15/08...........................................................  $  2,193,056
              Federal National Mortgage Association:
   5,000,000    6.50% due 8/15/04.............................................................     5,333,895
   2,885,735    6.50% due 7/25/08.............................................................       276,081
   2,000,000    5.50% due 3/15/11.............................................................     2,212,382
  10,000,000    5.25% due 8/1/12..............................................................    10,576,350
                                                                                                ------------
              TOTAL AGENCY NOTES
                (Cost $19,764,376)............................................................    20,591,764
                                                                                                ------------
MORTGAGE-BACKED SECURITIES -- 42.6%(1)
              COUNTRYWIDE SECURITIES CORP. -- 0.2%
     364,936  Countrywide Home Loans Series 1998-6 - Class A,
                6.50% due 6/25/13.............................................................       371,702
                                                                                                ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.2%
      17,562  # 555359, 6.50% due 4/1/08......................................................        18,176
  10,265,410  # C00742, 6.50% due 4/1/29......................................................    10,725,006
     138,400  # D78677, 8.00% due 3/1/27......................................................       150,564
     355,874  # D84894, 8.00% due 12/1/27.....................................................       385,923
      73,474  # G00807, 9.50% due 3/1/21......................................................        80,343
     564,278  # G10753, 6.50% due 9/1/09......................................................       594,540
                                                                                                ------------
                                                                                                  11,954,552
                                                                                                ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.5%
      43,658  # 125275, 7.00% due 3/1/24......................................................        46,418
     299,328  # 252806, 7.50% due 10/1/29.....................................................       319,158
   4,278,824  # 254685, 5.00% due 3/1/18......................................................     4,421,229
     147,114  # 313795, 9.50% due 1/1/25......................................................       167,137
      93,097  # 313796, 9.50% due 2/1/21......................................................       103,761
     496,275  # 313815, 6.50% due 1/1/11......................................................       529,108
     505,310  # 373328, 8.00% due 3/1/27......................................................       549,343
     805,904  # 390895, 8.00% due 6/1/27......................................................       876,130
     336,198  # 395715, 8.00% due 8/1/27......................................................       365,494
   1,742,933  # 397602, 8.00% due 8/1/27......................................................     1,894,812
     348,303  # 405845, 8.00% due 11/1/27.....................................................       378,654
      10,665  # 44174, 6.50% due 11/1/03......................................................        10,739
     116,348  # 499335, 6.50% due 8/1/29......................................................       121,637
     116,952  # 506754, 7.00% due 7/1/29......................................................       123,666
      29,787  # 514500, 7.00% due 11/1/29.....................................................        31,497
      36,223  # 523497, 7.50% due 11/1/29.....................................................        38,623

                       See Notes to Financial Statements.
                                 ----- 34 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

MORTGAGE-BACKED SECURITIES -- (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$    108,871  # 557515, 7.00% due 11/1/30.....................................................  $    115,077
     372,292  # 581788, 7.00% due 7/1/31......................................................       393,352
     556,136  # 586181, 7.00% due 6/1/31......................................................       587,596
     122,291  # 588945, 7.00% due 6/1/31......................................................       129,209
   2,213,756  # 596498, 6.00% due 7/1/16......................................................     2,320,746
   2,891,129  # 607862, 7.00% due 9/1/31......................................................     3,054,678
   1,731,214  # 624571, 7.00% due 3/1/32......................................................     1,829,156
   3,140,387  # 625990, 5.50% due 12/1/16.....................................................     3,268,964
   1,848,467  # 632245, 7.00% due 4/1/32......................................................     1,953,033
     123,196  # 639703, 7.00% due 3/1/32......................................................       130,165
     754,514  # 645895, 7.00% due 6/1/32......................................................       797,200
   4,596,343  # 677574, 7.00% due 2/1/33......................................................     4,856,377
   5,907,159  # 686230, 5.50% due 2/1/18......................................................     6,149,115
     591,150  # 687575, 7.00% due 2/1/33......................................................       624,587
   3,500,000  TBA, 6.50% due 5/1/18...........................................................     3,707,813
   2,414,000  TBA, 6.50% due 5/1/33...........................................................     2,521,877
   3,080,000  TBA, 7.00% due 5/1/33...........................................................     3,254,211
                                                                                                ------------
                                                                                                  45,670,562
                                                                                                ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.7%
     214,676  # 593188, 7.00% due 7/15/32.....................................................       227,667
     181,647  # 556417, 7.00% due 6/15/31.....................................................       192,635
     208,971  # 564543, 7.00% due 12/15/31....................................................       221,612
     387,731  # 573072, 7.00% due 9/15/31.....................................................       411,186
     441,624  # 571365, 7.00% due 12/15/31....................................................       468,339
     434,860  # 557379, 7.00% due 5/15/31.....................................................       461,166
     430,986  # 460389, 7.00% due 5/15/28.....................................................       457,927
     150,406  # 464049, 7.00% due 7/15/28.....................................................       159,807
     178,118  # 466046, 7.00% due 9/15/28.....................................................       189,252
     936,214  # 474717, 7.00% due 1/15/31.....................................................       992,847
     394,218  # 476259, 7.00% due 8/15/28.....................................................       418,860
     269,972  # 483491, 7.00% due 10/15/28....................................................       286,848
     326,327  # 485264, 7.50% due 2/15/31.....................................................       348,342
     265,922  # 490998, 7.00% due 12/15/28....................................................       282,544
     162,151  # 493533, 7.00% due 1/15/31.....................................................       171,960
     141,895  # 496632, 7.00% due 12/15/28....................................................       150,765
     272,450  # 530571, 7.50% due 2/15/31.....................................................       290,830
     123,735  # 537649, 7.00% due 10/15/30....................................................       131,314
     634,591  # 539971, 7.00% due 1/15/31.....................................................       672,979
     407,863  # 542916, 7.00% due 5/15/31.....................................................       432,536
     183,862  # 547513, 7.00% due 4/15/31.....................................................       194,984

                       See Notes to Financial Statements.
                                 ----- 35 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

MORTGAGE-BACKED SECURITIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$    441,505  # 551415, 7.00% due 5/15/31.....................................................  $    468,212
      95,046  # 551426, 7.00% due 5/15/31.....................................................       100,796
     201,735  # 551484, 7.00% due 6/15/31.....................................................       213,939
      83,545  # 552577, 7.00% due 5/15/32.....................................................        88,600
     450,217  # 559304, 7.00% due 9/15/31.....................................................       477,451
     150,612  # 564542, 7.00% due 11/15/31....................................................       159,723
      63,430  # 565982, 7.00% due 7/15/32.....................................................        67,269
     195,826  # 566254, 7.00% due 10/15/31....................................................       207,672
      53,101  # 570128, 7.00% due 12/15/31....................................................        56,313
     307,814  # 570140, 7.00% due 12/15/31....................................................       326,434
     841,623  # 570289, 7.00% due 1/15/32.....................................................       892,554
   1,090,063  # 581406, 7.00% due 6/15/32.....................................................     1,156,029
     198,931  # 780995, 7.00% due 12/15/28....................................................       211,386
   1,395,241  # 781300, 7.00% due 6/15/31.....................................................     1,480,703
   1,050,098  # 781533, 7.00% due 11/15/32....................................................     1,114,507
  10,000,000  TBA, 6.50% due 5/1/33...........................................................    10,506,250
                                                                                                ------------
                                                                                                  24,692,238
                                                                                                ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $81,013,336)............................................................    82,689,054
                                                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
   2,115,166  Credit-Based Asset Servicing 6.50% due 9/25/26..................................     2,292,093
                                                                                                ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $1,978,241).............................................................     2,292,093
                                                                                                ------------
INTEREST-ONLY SECURITIES -- 0.0%(2)
     163,127  FHG #16 PQ, 7.00% due 4/25/21...................................................         2,789
                                                                                                ------------
              TOTAL INTEREST-ONLY SECURITIES
                (Cost $34,466)................................................................         2,789
                                                                                                ------------
CORPORATE NOTES -- 26.6%
   5,000,000  American General Finance, 4.50% due 11/15/07....................................     5,223,740
   5,000,000  IBM Corp., 4.75% due 11/29/12...................................................     5,147,110
   3,000,000  Procter & Gamble Co. (The), 4.75% due 6/15/07...................................     3,214,590
   5,000,000  General Motors Acceptance Corp., 6.38% due 1/30/04..............................     5,152,085
   5,000,000  Morgan Stanley Dean Witter & Co., 6.10% due 4/15/06.............................     5,485,375
   4,000,000  Wells Fargo Bank, 6.45% due 2/1/11..............................................     4,589,628
   5,000,000  Citigroup, Inc., 7.25% due 10/1/10..............................................     5,927,445
   5,000,000  General Electric Capital Corp., 5.875% due 2/15/12..............................     5,468,610

                       See Notes to Financial Statements.
                                 ----- 36 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    ------------

CORPORATE NOTES -- (CONTINUED)
$  5,000,000  JP Morgan Chase & Co., 5.625% due 8/15/06.......................................  $  5,469,505
   5,000,000  Wal-Mart Stores, Inc., 6.875% due 8/10/09.......................................     5,920,775
                                                                                                ------------
              TOTAL CORPORATE NOTES
                (Cost $47,480,837)............................................................    51,598,863
                                                                                                ------------
US TREASURY NOTES/BONDS -- 15.3%
   4,350,000  U.S. Treasury Bond, 6.125% due 11/15/27.........................................     5,117,536
   8,400,000  U.S. Treasury Bond, 6.125% due 8/15/29..........................................     9,927,750
   5,000,000  U.S. Treasury Note 3.875% due 2/15/13...........................................     5,006,640
   6,000,000  U.S. Treasury Note, 3.25% due 5/31/04...........................................     6,133,830
   1,000,000  U.S. Treasury Note, 4.375% due 5/15/07..........................................     1,073,008
   2,200,000  U.S. Treasury Note, 4.875% due 2/15/12..........................................     2,385,109
                                                                                                ------------
              TOTAL US TREASURY NOTES/BONDS
                (Cost $27,438,696)............................................................    29,643,873
                                                                                                ------------
REPURCHASE AGREEMENTS -- 12.9%
      67,313  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $67,315, due 05/01/03, (collateralized by GNR 2002-21 FV with a par value of $70,530, coupon rate of 1.71%, due 03/16/32, market value
                $70,678)......................................................................        67,313
  24,900,000  With Merrill Lynch, Inc., dated 04/30/03, 1.32%, principal and interest in the amount of $24,900,913, due 05/01/03, (collateralized by FNR 2003-19 FY with a par value of $28,903,000, coupon rate of 1.705%, due 03/25/33, market value of
                $25,409,692)..................................................................    24,900,000
                                                                                                ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $24,967,313)............................................................    24,967,313
                                                                                                ------------

TOTAL INVESTMENTS
  (Cost $202,677,265)...........................................................    109.2% $211,785,749
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (9.2)  (17,916,863)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $193,868,886
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Represents current face amount at April 30, 2003.
(2)  Face amount represents notional amount.
Abbreviations:
TBA -- To be announced
FNR -- Federal National Mortgage Association REMIC
FHR -- Federal Home Loan Mortgage Corporation REMIC
FHG -- Federal Home Loan Mortgage Corporation - Gold
GNR -- Government National Mortgage Association REMIC

                       See Notes to Financial Statements.
                                 ----- 37 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------
COMMON STOCKS -- 98.2%{::}
            AEROSPACE & DEFENSE -- 2.1%
    35,565  Lockheed Martin Corp............................................................  $ 1,780,028
                                                                                              -----------
            BANKING -- 9.2%
    23,855  Bank of America Corp............................................................    1,766,463
    29,050  Charter One Financial, Inc......................................................      843,902
    39,008  Citigroup, Inc..................................................................    1,531,064
    30,200  Lehman Brothers Holdings, Inc...................................................    1,901,694
    46,675  Washington Mutual, Inc..........................................................    1,843,662
                                                                                              -----------
                                                                                                7,886,785
                                                                                              -----------
            CAPITAL GOODS -- 1.9%
    26,945  United Technologies Corp........................................................    1,665,470
                                                                                              -----------
            CHEMICALS -- 2.2%
     8,500  3M Co...........................................................................    1,071,340
    19,685  Air Products & Chemicals, Inc...................................................      847,833
                                                                                              -----------
                                                                                                1,919,173
                                                                                              -----------
            CONSUMER DURABLES -- 4.7%
    28,690  Black & Decker Corp. (The)......................................................    1,183,462
    47,050  Harley-Davidson, Inc............................................................    2,090,902
    37,330  Mattel, Inc.....................................................................      811,554
                                                                                              -----------
                                                                                                4,085,918
                                                                                              -----------
            CONSUMER PRODUCTS -- 7.4%
    40,875  Anheuser-Busch Companies, Inc...................................................    2,038,845
    48,100  Kellogg Co......................................................................    1,574,794
    63,735  PepsiCo, Inc....................................................................    2,758,451
                                                                                              -----------
                                                                                                6,372,090
                                                                                              -----------
            COSMETICS & PERSONAL CARE -- 2.4%
    22,550  Procter & Gamble Co. (The)......................................................    2,026,117
                                                                                              -----------
            ELECTRONIC TECHNOLOGY -- 3.3%
   119,875  Cisco Systems, Inc.(1)..........................................................    1,802,920
    54,900  Intel Corp......................................................................    1,010,160
                                                                                              -----------
                                                                                                2,813,080
                                                                                              -----------
            ENERGY -- 3.4%
    16,510  Equitable Resources, Inc........................................................      634,314
    39,950  Talisman Energy, Inc............................................................    1,593,605
    36,130  Transocean, Inc.(1).............................................................      688,277
                                                                                              -----------
                                                                                                2,916,196
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 38 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
            ENERGY MINERALS -- 2.7%
    66,071  Exxon Mobil Corp................................................................  $ 2,325,699
                                                                                              -----------
            FINANCIAL SERVICES -- 5.5%
    15,860  American International Group....................................................      919,087
    40,360  Fannie Mae......................................................................    2,921,660
     8,080  SLM Corp........................................................................      904,960
                                                                                              -----------
                                                                                                4,745,707
                                                                                              -----------
            HEALTH CARE -- 3.0%
    85,320  Pfizer, Inc.....................................................................    2,623,590
                                                                                              -----------
            HEALTH CARE FACILITY & SUPPLIES -- 8.1%
    20,070  AmerisourceBergen Corp..........................................................    1,161,050
    31,270  C.R. Bard, Inc..................................................................    1,981,893
    41,750  Medtronic, Inc..................................................................    1,993,145
    23,825  Wellpoint Health Networks, Inc.(1)..............................................    1,809,271
                                                                                              -----------
                                                                                                6,945,359
                                                                                              -----------
            HEALTH TECHNOLOGY -- 1.9%
    29,170  Johnson & Johnson...............................................................    1,644,021
                                                                                              -----------
            MULTI-LINE INSURANCE -- 4.0%
    75,375  PMI Group, Inc. (The)...........................................................    2,323,058
    34,660  Willis Group Holdings, Ltd......................................................    1,081,045
                                                                                              -----------
                                                                                                3,404,103
                                                                                              -----------
            NATURAL GAS -- 2.5%
    49,375  Anadarko Petroleum Corp.........................................................    2,192,250
                                                                                              -----------
            PHARMACEUTICALS -- 2.7%
    39,450  Merck & Co., Inc................................................................    2,295,201
                                                                                              -----------
            PROCESS INDUSTRIES -- 2.9%
    83,525  General Electric Co.............................................................    2,459,811
                                                                                              -----------
            PRODUCER MANUFACTURING -- 2.5%
    26,475  Johnson Controls, Inc...........................................................    2,177,304
                                                                                              -----------
            RESTAURANTS -- 1.9%
    91,440  Darden Restaurants, Inc.........................................................    1,601,114
                                                                                              -----------
            RETAILERS -- 7.8%
    16,950  Home Depot, Inc.................................................................      476,804
    36,970  Lowe's Companies, Inc...........................................................    1,622,613
    52,825  Target Corp.....................................................................    1,766,468

                       See Notes to Financial Statements.
                                 ----- 39 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           RETAILERS -- (CONTINUED)
    66,465  TJX Cos., Inc. (The)............................................................  $ 1,279,451
    27,250  Wal-Mart Stores, Inc............................................................    1,534,720
                                                                                              -----------
                                                                                                6,680,056
                                                                                              -----------
            TECHNOLOGY -- 12.4%
    74,850  Applied Materials, Inc.(1)......................................................    1,092,810
    71,570  First Data Corp.................................................................    2,807,691
    31,820  International Business Machines Corp............................................    2,701,518
   103,040  Microsoft Corp..................................................................    2,634,733
    23,740  QUALCOMM, Inc...................................................................      757,069
    38,620  Texas Instruments, Inc..........................................................      714,084
                                                                                              -----------
                                                                                               10,707,905
                                                                                              -----------
            TELECOMMUNICATIONS -- 2.3%
    18,275  ALLTEL Corp.....................................................................      856,367
    36,795  CenturyTel, Inc.................................................................    1,083,613
                                                                                              -----------
                                                                                                1,939,980
                                                                                              -----------
            TRANSPORTATION - SHIPPING -- 0.8%
    11,910  FedEx Corp......................................................................      713,171
                                                                                              -----------
            UTILITIES -- 0.6%
    15,675  Pinnacle West Capital Corp......................................................      520,724
                                                                                              -----------
            TOTAL COMMON STOCKS
              (Cost $80,089,321)............................................................   84,440,852
                                                                                              -----------
PREFERRED STOCKS -- 0.6%
            TECHNOLOGY -- 0.6%
    46,175  Solectron Corp.(1)..............................................................      507,925
                                                                                              -----------
            TOTAL PREFERRED STOCKS
              (Cost $1,154,375).............................................................      507,925
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 40 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
REPURCHASE AGREEMENT -- 1.3%
$1,089,972  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $1,090,002, due 05/01/03, (collateralized by FNMA 580300 with a par value of $1,101,543, coupon rate of 5.973%, due 06/01/31, market value
              $1,144,470)...................................................................  $ 1,089,972
                                                                                              -----------
            TOTAL REPURCHASE AGREEMENT
              (Cost $1,089,972).............................................................    1,089,972
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $82,333,668)............................................................    100.1%  $86,038,749
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.1)      (48,407)
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $85,990,342
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviation:
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 41 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------
COMMON STOCKS -- 95.6%{::}
            AEROSPACE & DEFENSE -- 0.5%
    78,840  Herley Industries, Inc.(1)......................................................  $  1,274,133
                                                                                              ------------
            AUTOMOTIVE -- 0.6%
    89,180  United Auto Group, Inc.(1)......................................................     1,520,519
                                                                                              ------------
            BASIC INDUSTRY -- 12.7%
   143,900  American Axle and Manufacturing Holdings, Inc.(1)...............................     3,585,988
   117,440  AptarGroup, Inc.................................................................     4,042,285
   109,510  Constar International, Inc.(1)..................................................       793,947
   560,240  Crown Holdings, Inc.(1).........................................................     2,969,272
   204,770  Georgia Gulf Corp...............................................................     4,627,802
    47,020  Granite Construction, Inc.......................................................       789,936
   123,800  Jacobs Engineering Group, Inc.(1)...............................................     5,094,370
   109,860  Mettler-Toledo International, Inc.(1)...........................................     3,900,030
    51,460  Moog, Inc. - Class A(1).........................................................     1,636,428
   116,160  Precision Castparts Corp........................................................     3,216,470
    90,240  Silgan Holdings, Inc.(1)........................................................     2,402,189
                                                                                              ------------
                                                                                                33,058,717
                                                                                              ------------
            CONSUMER SERVICES -- 19.5%
    87,630  Action Performance Companies, Inc...............................................     1,620,279
   321,950  Boyd Gaming Corp.(1)............................................................     4,587,787
   227,680  Brunswick Corp..................................................................     4,970,254
   184,030  CBRL Group, Inc.................................................................     5,866,876
   148,540  Constellation Brands, Inc.(1)...................................................     3,982,357
    37,930  Harman International Industries, Inc............................................     2,525,759
   289,270  Pier 1 Imports, Inc.............................................................     5,368,851
    54,140  Polaris Industries, Inc.........................................................     2,862,382
    86,590  RARE Hospitality International, Inc.(1).........................................     2,522,367
    79,320  Rent-A-Center, Inc.(1)..........................................................     5,092,344
   362,360  Ruby Tuesday, Inc...............................................................     7,138,492
    90,180  Take-Two Interactive Software, Inc.(1)..........................................     2,029,050
   108,040  Too, Inc.(1)....................................................................     2,005,222
                                                                                              ------------
                                                                                                50,572,020
                                                                                              ------------
            ENERGY -- 6.1%
   113,590  Cabot Oil & Gas Corp............................................................     2,782,955
   135,760  Denbury Resources, Inc.(1)......................................................     1,439,056
   134,510  Forrest Oil Corp.(1)............................................................     2,795,118
    57,390  Houston Exploration Co. (The)(1)................................................     1,605,198
   311,470  Key Energy Services, Inc.(1)....................................................     3,136,503

                       See Notes to Financial Statements.
                                 ----- 42 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
           ENERGY -- (CONTINUED)
    97,380  Oceaneering International, Inc.(1)..............................................  $  2,196,893
   146,160  Southwestern Energy Co.(1)......................................................     1,945,390
                                                                                              ------------
                                                                                                15,901,113
                                                                                              ------------
            FINANCIAL SERVICES -- 12.3%
    35,365  Cascade Bancorp.................................................................       560,571
   124,640  Cullen/Frost Bankers, Inc.......................................................     4,086,946
   166,415  Doral Financial Corp............................................................     6,658,264
    42,440  Hanmi Financial Corp............................................................       708,748
   124,879  Independent Bank Corp...........................................................     2,975,867
   170,370  MAF Bancorp, Inc................................................................     5,751,691
    81,950  R&G Financial Corp. - Class B...................................................     2,219,206
    70,050  Ramco-Gershenson Properties Trust...............................................     1,600,643
   202,499  Texas Regional Bancshares, Inc. - Class A.......................................     7,350,714
                                                                                              ------------
                                                                                                31,912,650
                                                                                              ------------
            HEALTH CARE -- 11.0%
   133,460  Covance, Inc.(1)................................................................     2,366,246
   148,920  IDEXX Laboratories, Inc.(1).....................................................     5,807,880
   143,770  LifePoint Hospital, Inc.(1).....................................................     2,806,390
    72,200  Medicis Pharmaceutical Corp. - Class A(1).......................................     4,161,608
    96,660  Mid Atlantic Medical Services, Inc.(1)..........................................     4,209,543
    95,610  Renal Care Group, Inc.(1).......................................................     3,097,764
   167,070  Sicor, Inc.(1)..................................................................     2,995,565
    80,760  Stericycle, Inc.(1).............................................................     3,173,060
                                                                                              ------------
                                                                                                28,618,056
                                                                                              ------------
            REIT -- 4.3%
   105,660  AMLI Residential Properties Trust...............................................     2,392,142
    81,260  Bedford Property Investors, Inc.................................................     2,165,579
   170,730  Glimcher Realty Trust...........................................................     3,527,282
   117,620  LaSalle Hotel Properties........................................................     1,645,504
    82,760  Lexington Corporate Properties Trust............................................     1,426,782
                                                                                              ------------
                                                                                                11,157,289
                                                                                              ------------
            TECHNOLOGY -- 23.7%
    54,000  ANSYS, Inc.(1)..................................................................     1,428,300
    64,600  Benchmark Electronics, Inc.(1)..................................................     1,676,370
    44,190  CACI International, Inc. - Class A(1)...........................................     1,543,557
    90,860  CheckFree Corp.(1)..............................................................     2,505,010
    92,680  Coherent, Inc.(1)...............................................................     2,131,640
   102,780  Commonwealth Telephone Enterprises, Inc.(1).....................................     4,085,505
   113,800  Cymer, Inc.(1)..................................................................     3,248,990

                       See Notes to Financial Statements.
                                 ----- 43 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
   224,150  DSP Group, Inc.(1)..............................................................  $  4,684,735
   226,630  Electronics for Imaging, Inc.(1)................................................     4,351,296
    78,290  GTECH Holdings Corp.(1).........................................................     2,636,024
   498,300  IKON Office Solutions, Inc......................................................     3,866,808
    63,990  Imation Corp.(1)................................................................     2,194,857
    96,760  Internet Security Systems, Inc.(1)..............................................     1,269,491
   204,830  Itron, Inc.(1)..................................................................     4,100,697
    78,730  Kronos, Inc.(1).................................................................     3,591,663
   255,300  Lattice Semiconductor Corp.(1)..................................................     2,216,004
    70,820  Manhattan Associates, Inc.(1)...................................................     1,713,136
   314,760  Methode Electronics, Inc. - Class A.............................................     3,304,980
    68,780  MICROS Systems, Inc.(1).........................................................     1,721,563
   157,070  Reynolds & Reynolds Co. (The) - Class A.........................................     4,525,187
   198,380  SanDisk Corp.(1)................................................................     4,800,796
                                                                                              ------------
                                                                                                61,596,609
                                                                                              ------------
            UTILITIES -- 3.7%
   186,010  Energen Corp....................................................................     6,101,128
   118,420  MDU Resources Group, Inc........................................................     3,524,179
                                                                                              ------------
                                                                                                 9,625,307
                                                                                              ------------
            WASTE MANAGEMENT -- 1.2%
   151,890  Casella Waste Systems, Inc. - Class A(1)........................................     1,294,103
    51,220  Waste Connections, Inc.(1)......................................................     1,723,041
                                                                                              ------------
                                                                                                 3,017,144
                                                                                              ------------
            TOTAL COMMON STOCKS
              (Cost $221,033,593)...........................................................   248,253,557
                                                                                              ------------

                       See Notes to Financial Statements.
                                 ----- 44 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    ------------
REPURCHASE AGREEMENT -- 3.3%
$8,533,709  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $8,533,946, due 05/01/03, (collateralized by FN 625378 with a par value of $8,303,196, coupon rate of 5.277%, due 02/01/32, market value
              $8,960,394)...................................................................  $  8,533,709
                                                                                              ------------
            TOTAL REPURCHASE AGREEMENT
              (Cost $8,533,709).............................................................     8,533,709
                                                                                              ------------

TOTAL INVESTMENTS
  (Cost $229,567,302)...........................................................     98.9% $256,787,266
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      1.1     2,782,574
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $259,569,840
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviations:
REIT -- Real Estate Investment Trust
FN -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 45 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------
COMMON STOCKS -- 97.5%{::}
          AEROSPACE & DEFENSE -- 1.8%
   3,800  Northrop Grumman Corp...........................................................  $   334,210
                                                                                            -----------
          BANKING -- 8.8%
  18,850  FleetBoston Financial Corp......................................................      499,902
   5,525  New York Community Bancorp, Inc.................................................      191,828
   5,150  Popular Inc.....................................................................      188,078
   9,950  Washington Mutual, Inc..........................................................      393,025
   7,750  Wells Fargo & Co................................................................      374,015
                                                                                            -----------
                                                                                              1,646,848
                                                                                            -----------
          BASIC INDUSTRY -- 2.0%
  13,000  Bunge, Ltd......................................................................      364,130
                                                                                            -----------
          BEVERAGES, FOOD & TOBACCO -- 1.4%
   6,100  Dean Foods Co.(1)...............................................................      265,533
                                                                                            -----------
          CAPITAL GOODS -- 1.9%
   5,700  United Technologies Corp........................................................      352,317
                                                                                            -----------
          COMMERCIAL SERVICES -- 2.0%
  26,600  Cendant Corp.(1)................................................................      379,848
                                                                                            -----------
          COMPUTERS & INFORMATION -- 1.8%
  20,150  Hewlett-Packard Co..............................................................      328,445
                                                                                            -----------
          CONSUMER DURABLES -- 1.9%
  16,775  Masco Corp......................................................................      353,449
                                                                                            -----------
          CONSUMER NON - DURABLES -- 2.3%
  20,750  Conagra Foods, Inc..............................................................      435,750
                                                                                            -----------
          CONSUMER SERVICES -- 0.0%
       1  Darden Restaurants, Inc.........................................................            9
                                                                                            -----------
          ELECTRICAL EQUIPMENT -- 1.1%
   5,425  Cooper Industries, Ltd. - Class A...............................................      201,267
                                                                                            -----------
          ENERGY -- 6.0%
  22,224  Exxon Mobil Corp................................................................      782,285
  15,325  Halliburton Co..................................................................      328,108
                                                                                            -----------
                                                                                              1,110,393
                                                                                            -----------
          FINANCE -- 12.6%
   8,350  Bank of America Corp............................................................      618,317
  21,083  Citigroup, Inc..................................................................      827,508
   6,125  Lehman Brothers Holdings, Inc...................................................      385,691

                       See Notes to Financial Statements.
                                 ----- 46 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
          FINANCE -- (CONTINUED)
   6,875  Metlife, Inc....................................................................  $   197,519
   7,000  Morgan Stanley..................................................................      313,250
                                                                                            -----------
                                                                                              2,342,285
                                                                                            -----------
          FOREST PRODUCTS & PAPER -- 1.4%
   7,450  International Paper Co..........................................................      266,337
                                                                                            -----------
          HEALTH CARE FACILITY & SUPPLIES -- 1.0%
   3,172  Johnson & Johnson...............................................................      178,774
                                                                                            -----------
          INDUSTRIAL -- 2.8%
  18,575  Monsanto Co.....................................................................      323,205
   8,325  Rockwell Automation, Inc........................................................      189,810
                                                                                            -----------
                                                                                                513,015
                                                                                            -----------
          INSURANCE -- 10.5%
  12,575  ACE, Ltd........................................................................      415,981
  11,550  Allstate Corp...................................................................      436,475
   8,761  American International Group, Inc...............................................      507,700
   5,975  Lincoln National Corp...........................................................      190,961
  10,375  SAFECO Corp.....................................................................      399,541
                                                                                            -----------
                                                                                              1,950,658
                                                                                            -----------
          MANUFACTURING -- 1.1%
  12,625  Tyco International, Ltd.........................................................      196,950
                                                                                            -----------
          MEDIA - BROADCASTING & PUBLISHING -- 5.7%
  15,250  AOL Time Warner, Inc.(1)........................................................      208,618
  11,837  Comcast Corp. - Class A(1)......................................................      377,719
  11,150  Viacom Inc. - Class B(1)........................................................      484,022
                                                                                            -----------
                                                                                              1,070,359
                                                                                            -----------
          MEDICAL PRODUCTS & SUPPLIES -- 2.1%
   4,325  Boston Scientific Corp.(1)......................................................      186,191
   3,350  C.R. Bard, Inc..................................................................      212,323
                                                                                            -----------
                                                                                                398,514
                                                                                            -----------
          METALS -- 1.0%
  10,525  Inco, Ltd.(1)...................................................................      193,450
                                                                                            -----------
          OIL & GAS -- 3.7%
   9,200  ConocoPhillips..................................................................      462,760
  11,683  XTO Energy, Inc.................................................................      227,820
                                                                                            -----------
                                                                                                690,580
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 47 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
          PHARMACEUTICALS -- 2.0%
   6,450  Merck & Co., Inc................................................................  $   375,261
                                                                                            -----------
          PROCESS INDUSTRIES -- 2.3%
   3,650  Du Pont (E.I.) De Nemours & Co..................................................      155,235
   9,125  General Electric Co.............................................................      268,731
                                                                                            -----------
                                                                                                423,966
                                                                                            -----------
          REIT - OFFICE/INDUSTRIAL -- 1.7%
   1,500  Health Care Property Investors, Inc.............................................       55,830
   3,225  Mack-Cali Realty Corp...........................................................      101,781
   7,150  Plum Creek Timber Company, Inc..................................................      166,309
                                                                                            -----------
                                                                                                323,920
                                                                                            -----------
          RETAIL TRADE -- 2.2%
  24,100  J.C. Penney Co., Inc. (Holding Co.).............................................      411,146
                                                                                            -----------
          SOFTWARE -- 1.5%
  10,950  Microsoft Corp..................................................................      279,992
                                                                                            -----------
          TECHNOLOGY -- 2.2%
   3,650  International Business Machines Corp............................................      309,885
   2,325  QLogic Corp.(1).................................................................      102,277
                                                                                            -----------
                                                                                                412,162
                                                                                            -----------
          TECHNOLOGY SOFTWARE/SERVICES -- 0.6%
   2,625  First Data Corp.................................................................      102,979
                                                                                            -----------
          TELECOMMUNICATIONS -- 0.8%
  24,240  AT&T Wireless Services, Inc.(1).................................................      156,590
                                                                                            -----------
          TELEPHONE -- 4.4%
  12,130  Verizon Communications, Inc.....................................................      453,419
  18,200  Vodafone Group PLC - Sponsored ADR..............................................      359,632
                                                                                            -----------
                                                                                                813,051
                                                                                            -----------
          UTILITIES -- 6.9%
   6,350  Constellation Energy Group, Inc.................................................      185,928
   4,750  Dominion Resources, Inc.........................................................      281,105
   9,325  Entergy Corp....................................................................      434,638
   7,150  Exelon Corp.....................................................................      379,236
                                                                                            -----------
                                                                                              1,280,907
                                                                                            -----------
          TOTAL COMMON STOCKS
            (Cost $17,609,386)............................................................   18,153,095
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 48 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
REPURCHASE AGREEMENT -- 3.6%
$668,376  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $668,394, due 05/01/03, (collateralized by GNMA ARM #28456 with a par value of $681,903, coupon rate of 5.75%, due 07/20/24, market value
            of $701,794)..................................................................  $   668,376
                                                                                            -----------
          TOTAL REPURCHASE AGREEMENT
            (Cost $668,376)...............................................................      668,376
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $18,277,762)............................................................    101.1%  $18,821,471
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (1.1)     (198,974)
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $18,622,497
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviations:
REIT -- Real Estate Investment Trust
ARM -- Adjustable Rate Mortgage
GNMA -- Government National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 49 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------
COMMON STOCKS -- 94.0%{::}
             AUSTRALIA -- 3.9%
  2,089,185  BHP Billiton, Ltd...............................................................  $ 11,821,837
    865,000  Commonwealth Bank of Australia..................................................    14,738,181
  5,070,000  Mayne Group, Ltd................................................................     9,393,757
                                                                                               ------------
                                                                                                 35,953,775
                                                                                               ------------
             BELGIUM -- 1.5%
    216,600  Fortis - Amsterdam Shares.......................................................     3,608,970
    602,000  Fortis - Brussels Shares........................................................    10,111,144
                                                                                               ------------
                                                                                                 13,720,114
                                                                                               ------------
             CANADA -- 0.9%
    204,000  Talisman Energy, Inc............................................................     8,119,339
                                                                                               ------------
             DENMARK -- 2.4%
  2,263,440  Nordea AB.......................................................................    11,921,088
    394,100  TDC A/S.........................................................................     9,814,842
                                                                                               ------------
                                                                                                 21,735,930
                                                                                               ------------
             FRANCE -- 8.6%
    424,700  Assurances Generales De France..................................................    14,081,484
    376,520  Compagnie de Saint-Gobain.......................................................    13,043,250
    237,155  LaFarge SA ADR..................................................................    15,943,539
    146,400  Societe BIC SA..................................................................     5,150,004
    786,750  Thomson(1)......................................................................    11,536,058
    142,876  Total Fina Elf SA...............................................................    18,747,921
                                                                                               ------------
                                                                                                 78,502,256
                                                                                               ------------
             GERMANY -- 9.3%
    327,114  BASF AG.........................................................................    14,601,223
    209,300  Bayerische Motoren Werke AG.....................................................     6,981,688
    833,000  Continental AG(1)...............................................................    14,911,952
    275,200  E.On AG.........................................................................    13,181,367
    556,800  Metro AG........................................................................    15,476,761
    158,800  Schering AG.....................................................................     7,084,729
    384,200  Volkswagen AG...................................................................    13,515,244
                                                                                               ------------
                                                                                                 85,752,964
                                                                                               ------------
             GREECE -- 2.5%
    849,000  Bank of Piraeus.................................................................     5,233,627
    176,920  Commercial Bank of Greece.......................................................     2,477,596
  1,384,824  Hellenic Telecommunication Organization SA......................................    14,846,421
                                                                                               ------------
                                                                                                 22,557,644
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 50 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
             HONG KONG -- 1.5%
  3,383,000  Hong Kong Electric Holdings.....................................................  $ 13,577,025
                                                                                               ------------
             IRELAND -- 3.2%
  1,045,000  Allied Irish Banks PLC..........................................................    16,104,652
    870,615  CRH PLC.........................................................................    13,378,288
                                                                                               ------------
                                                                                                 29,482,940
                                                                                               ------------
             ITALY -- 3.8%
    687,074  Benetton Group SPA..............................................................     5,946,497
    720,000  Eni SPA.........................................................................    10,267,846
     77,700  ENI SPA Sponsored ADR...........................................................     5,520,585
  1,580,900  Mediaset SPA....................................................................    13,523,501
                                                                                               ------------
                                                                                                 35,258,429
                                                                                               ------------
             JAPAN -- 14.9%
    857,000  Asahi Breweries, Ltd............................................................     5,097,638
    336,500  Canon, Inc......................................................................    13,607,366
  1,326,000  Dai Nippon Printing Co., Ltd....................................................    12,882,319
    379,000  Fuji Photo Film Co., Ltd........................................................     9,666,177
    311,800  Honda Motor Co., Ltd............................................................    10,332,732
      5,290  Japan Telecom Holdings Co., Ltd.................................................    14,468,224
    248,000  Kao Corp........................................................................     4,525,358
    140,000  Nintendo Co., Ltd...............................................................    10,946,768
  2,038,000  Sumitomo Chemical Co., Ltd......................................................     5,522,665
    416,000  Takeda Chemical Industries, Ltd.................................................    15,251,646
    556,300  Terumo Corp.....................................................................     9,254,943
    620,300  Toyota Motor Corp...............................................................    14,051,009
    429,400  Yamanouchi Pharmaceutical Co., Ltd..............................................    10,843,525
                                                                                               ------------
                                                                                                136,450,370
                                                                                               ------------
             MEXICO -- 1.1%
    345,000  Telefonos De Mexico SA de CV ADR................................................    10,422,450
                                                                                               ------------
             NETHERLANDS -- 6.8%
    533,100  ABN-AMRO Holdings N.V...........................................................     9,013,439
    294,400  Akzo Nobel N.V..................................................................     6,549,122
    675,900  Hagemeyer N.V...................................................................     3,275,881
    567,700  Koninklijke (Royal) Philips Electronics N.V. ADR................................    10,604,636
    670,000  Koninklijke Numico N.V..........................................................     6,255,140
    453,100  Royal Dutch Petroleum Co........................................................    18,544,879
    521,323  TPG N.V. ADR....................................................................     8,257,756
                                                                                               ------------
                                                                                                 62,500,853
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 51 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
             NEW ZEALAND -- 0.4%
  1,300,000  Telecom Corp. of New Zealand, Ltd...............................................  $  3,484,941
                                                                                               ------------
             NORWAY -- 1.3%
    278,800  Norsk Hydro ASA.................................................................    11,775,295
                                                                                               ------------
             SINGAPORE -- 0.7%
  8,013,000  Singapore Telecommunications, Ltd...............................................     6,548,229
                                                                                               ------------
             SPAIN -- 3.2%
  1,309,154  Endesa SA.......................................................................    18,581,991
    569,173  Grupo Dragados SA...............................................................    10,881,882
                                                                                               ------------
                                                                                                 29,463,873
                                                                                               ------------
             SWEDEN -- 3.1%
    843,000  Electrolux AB - Series B........................................................    15,829,775
    614,000  Volvo AB - Class B..............................................................    12,280,751
                                                                                               ------------
                                                                                                 28,110,526
                                                                                               ------------
             SWITZERLAND -- 3.9%
    396,788  Credit Suisse Group Reg.........................................................     9,476,931
     46,200  Nestle SA Reg...................................................................     9,416,756
    431,600  Novartis AG.....................................................................    17,021,562
                                                                                               ------------
                                                                                                 35,915,249
                                                                                               ------------
             UNITED KINGDOM -- 21.0%
  2,053,600  Abbey National PLC..............................................................    14,612,049
  1,768,200  Allied Domecq PLC...............................................................     9,934,866
    942,700  Amvescap PLC....................................................................     5,130,692
    848,500  BOC Group PLC...................................................................    10,716,485
  2,962,803  BP Amoco PLC....................................................................    18,804,833
  2,101,000  Cadbury Schweppes PLC...........................................................    11,720,667
  4,509,000  Centrica PLC....................................................................    11,999,562
  5,570,900  Hays PLC........................................................................     7,446,211
  1,316,949  InterContinental Hotels Group PLC(1)............................................     8,010,803
  1,027,000  Johnson Matthey PLC.............................................................    13,702,492
  4,523,300  Kingfisher PLC..................................................................    17,703,444
  2,219,400  Lloyds TSB Group PLC............................................................    14,619,379
  3,395,700  LogicaCMG PLC...................................................................     6,006,412
  1,316,949  Mitchells & Butlers PLC(1)......................................................     4,469,185
    758,000  Next PLC........................................................................    11,448,132
  2,035,000  Peninsular & Orient Steam Navigation Co. (The)..................................     6,287,026

                       See Notes to Financial Statements.
                                 ----- 52 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
    994,900  Scottish Power PLC..............................................................  $  6,191,179
  1,938,537  Trinity Mirror PLC..............................................................    13,498,542
                                                                                               ------------
                                                                                                192,301,959
                                                                                               ------------
             TOTAL COMMON STOCKS
               (Cost $891,814,000)...........................................................   861,634,161
                                                                                               ------------

   FACE
  AMOUNT
-----------
REPURCHASE AGREEMENT -- 4.0%
$37,012,949  With Investors Bank & Trust Co., dated 4/30/03, 1.00%, principal and interest in the amount of $37,013,978, due 05/01/03, (collateralized by FHR 2177 CA with a par value of $12,576,387, coupon rate of 6.00%, due 01/15/18, market value of
               $12,924,249 and FNMA 667719 with a par value of $24,326,729, coupon rate of
               3.99%, due 02/01/33, market value of $25,939,347).............................    37,012,949
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $37,012,949)............................................................    37,012,949
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $928,826,949)...........................................................     98.0% $898,647,110
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.0    18,589,671
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $917,236,781
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviations:
FNMA -- Federal National Mortgage Association
ADR -- American Depositary Receipt
FHR -- Federal Home Loan Mortgage Corporation REMIC

                       See Notes to Financial Statements.
                                 ----- 53 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION

    ON APRIL 30, 2003, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS        VALUE
                                          ----------  -----------------

INDUSTRIES:
    Finance.............................       14.4%  $     131,129,232
    Industrial..........................        9.3          85,338,204
    Energy..............................        8.0          73,393,513
    Automotive..........................        7.8          72,073,376
    Utilities...........................        7.8          71,768,854
    Pharmaceuticals.....................        5.5          50,201,462
    Beverages, Food & Tobacco...........        5.1          46,894,252
    Technology..........................        4.9          45,159,961
    Retailers...........................        4.5          40,990,729
    Media - Broadcasting & Publishing...        4.2          38,558,101
    Chemicals...........................        4.1          37,389,495
    Telephone Systems...................        2.7          24,501,394
    Oil & Gas...........................        2.4          22,267,408
    Entertainment & Leisure.............        2.2          20,612,945
    Building Materials..................        1.9          17,703,444
    Home Construction, Furnishings &
      Appliances........................        1.7          15,829,775
    Transportation......................        1.7          15,680,783
    Heavy Machinery.....................        1.5          13,378,288
    Metals..............................        1.3          11,821,837
    Medical Supplies....................        1.0           9,254,943
    Lodging.............................        0.9           8,010,803
    Miscellaneous.......................        0.6           5,150,004
    Cosmetics & Personal Care...........        0.5           4,525,358
                                          ---------   -----------------
    TOTAL COMMON STOCKS.................       94.0%  $     861,634,161

    REPURCHASE AGREEMENT................        4.0          37,012,949
                                          ---------   -----------------

    TOTAL INVESTMENTS...................       98.0%  $     898,647,110
                                          =========   =================

                       See Notes to Financial Statements.
                                 ----- 54 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------
COMMON STOCKS -- 94.8%{::}
             AUSTRALIA -- 3.8%
    639,776  BHP Billiton, Ltd...............................................................  $  3,620,229
    259,900  Commonwealth Bank of Australia..................................................     4,428,269
  1,379,000  Mayne Group, Ltd................................................................     2,555,028
                                                                                               ------------
                                                                                                 10,603,526
                                                                                               ------------
             BELGIUM -- 1.5%
     63,000  Fortis - Amsterdam Shares.......................................................     1,049,700
    180,200  Fortis - Brussels Shares........................................................     3,026,625
                                                                                               ------------
                                                                                                  4,076,325
                                                                                               ------------
             CANADA -- 1.4%
    100,000  Talisman Energy, Inc............................................................     3,980,068
                                                                                               ------------
             DENMARK -- 2.7%
    728,483  Nordea AB.......................................................................     3,836,775
    148,400  TDC A/S.........................................................................     3,695,820
                                                                                               ------------
                                                                                                  7,532,595
                                                                                               ------------
             FRANCE -- 8.2%
    123,600  Assurances Generales De France..................................................     4,098,120
    100,100  Compagnie de Saint-Gobain.......................................................     3,467,623
     70,628  LaFarge SA ADR..................................................................     4,748,204
     39,200  Societe BIC SA..................................................................     1,378,963
    234,760  Thomson(1)......................................................................     3,442,269
     41,979  Total Fina Elf SA...............................................................     5,508,406
                                                                                               ------------
                                                                                                 22,643,585
                                                                                               ------------
             GERMANY -- 9.6%
     97,053  BASF AG.........................................................................     4,332,106
     62,800  Bayerische Motoren Werke AG.....................................................     2,094,840
    261,000  Continental AG(1)...............................................................     4,672,292
     96,400  E.On AG.........................................................................     4,617,310
    164,700  Metro AG........................................................................     4,577,986
     50,500  Schering AG.....................................................................     2,253,015
    116,000  Volkswagen AG...................................................................     4,080,605
                                                                                               ------------
                                                                                                 26,628,154
                                                                                               ------------
             GREECE -- 2.3%
    202,000  Bank of Piraeus.................................................................     1,245,221
     52,700  Commercial Bank of Greece.......................................................       738,013
    411,900  Hellenic Telecommunication Organization SA......................................     4,415,898
                                                                                               ------------
                                                                                                  6,399,132
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 55 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
             HONG KONG -- 1.5%
  1,033,000  Hong Kong Electric Holdings.....................................................  $  4,145,749
                                                                                               ------------
             IRELAND -- 3.3%
    320,700  Allied Irish Banks PLC..........................................................     4,942,356
    261,642  CRH PLC.........................................................................     4,020,438
                                                                                               ------------
                                                                                                  8,962,794
                                                                                               ------------
             ITALY -- 4.1%
    181,844  Benetton Group SPA..............................................................     1,573,826
     70,000  ENI SPA Sponsored ADR...........................................................     4,973,500
    552,100  Mediaset SPA....................................................................     4,722,832
                                                                                               ------------
                                                                                                 11,270,158
                                                                                               ------------
             JAPAN -- 14.2%
    261,000  Asahi Breweries, Ltd............................................................     1,552,490
     99,000  Canon, Inc......................................................................     4,003,356
    390,000  Dai Nippon Printing Co., Ltd....................................................     3,788,917
    101,000  Fuji Photo Film Co., Ltd........................................................     2,575,947
     83,500  Honda Motor Co., Ltd............................................................     2,767,104
      1,570  Japan Telecom Holdings Co., Ltd.................................................     4,293,972
     76,000  Kao Corp........................................................................     1,386,803
     42,000  Nintendo Co., Ltd...............................................................     3,284,030
    770,000  Sumitomo Chemical Co., Ltd......................................................     2,086,581
    112,000  Takeda Chemical Industries, Ltd.................................................     4,106,212
    141,100  Terumo Corp.....................................................................     2,347,425
    170,600  Toyota Motor Corp...............................................................     3,864,424
    127,900  Yamanouchi Pharmaceutical Co., Ltd..............................................     3,229,825
                                                                                               ------------
                                                                                                 39,287,086
                                                                                               ------------
             MEXICO -- 1.1%
    100,500  Telefonos De Mexico SA de CV ADR................................................     3,036,105
                                                                                               ------------
             NETHERLANDS -- 6.9%
    159,100  ABN-AMRO Holdings N.V...........................................................     2,689,998
     90,000  Akzo Nobel N.V..................................................................     2,002,109
    201,900  Hagemeyer N.V...................................................................       978,548
    154,150  Koninklijke (Royal) Philips Electronics N.V. ADR................................     2,879,522
    174,800  Koninklijke Numico N.V..........................................................     1,631,938
    134,200  Royal Dutch Petroleum Co........................................................     5,492,657
    223,200  TPG N.V. ADR....................................................................     3,484,635
                                                                                               ------------
                                                                                                 19,159,407
                                                                                               ------------
             NEW ZEALAND -- 0.4%
    400,000  Telecom Corp. of New Zealand, Ltd...............................................     1,072,289
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 56 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
             NORWAY -- 1.3%
     82,000  Norsk Hydro ASA.................................................................  $  3,463,322
                                                                                               ------------
             SINGAPORE -- 0.7%
  2,409,000  Singapore Telecommunications, Ltd...............................................     1,968,636
                                                                                               ------------
             SPAIN -- 3.1%
    385,842  Endesa SA.......................................................................     5,476,600
    156,649  Grupo Dragados SA...............................................................     2,994,935
                                                                                               ------------
                                                                                                  8,471,535
                                                                                               ------------
             SWEDEN -- 3.3%
    262,300  Electrolux AB - Series B........................................................     4,925,445
    205,100  Volvo AB - Class B..............................................................     4,102,251
                                                                                               ------------
                                                                                                  9,027,696
                                                                                               ------------
             SWITZERLAND -- 4.0%
    117,852  Credit Suisse Group Reg.........................................................     2,814,791
     15,000  Nestle SA Reg...................................................................     3,057,388
    128,900  Novartis AG.....................................................................     5,083,594
                                                                                               ------------
                                                                                                 10,955,773
                                                                                               ------------
             UNITED KINGDOM -- 21.4%
    602,800  Abbey National PLC..............................................................     4,289,123
    518,500  Allied Domecq PLC...............................................................     2,913,261
    290,600  Amvescap PLC....................................................................     1,581,605
    298,800  BOC Group PLC...................................................................     3,773,819
    843,017  BP Amoco PLC....................................................................     5,350,607
    753,100  Cadbury Schweppes PLC...........................................................     4,201,254
  1,380,000  Centrica PLC....................................................................     3,672,521
  2,150,500  Hays PLC........................................................................     2,874,415
    352,542  InterContinental Hotels Group PLC(1)............................................     2,144,460
    371,500  Johnson Matthey PLC.............................................................     4,956,646
  1,262,736  Kingfisher PLC..................................................................     4,942,139
    651,100  Lloyds TSB Group PLC............................................................     4,288,852
    992,700  LogicaCMG PLC...................................................................     1,755,916
    352,542  Mitchells & Butlers PLC(1)......................................................     1,196,383
    209,000  Next PLC........................................................................     3,156,543
    660,000  Peninsular & Orient Steam Navigation Co. (The)..................................     2,039,035
    301,262  Scottish Power PLC..............................................................     1,874,728
    573,580  Trinity Mirror PLC..............................................................     3,993,988
                                                                                               ------------
                                                                                                 59,005,295
                                                                                               ------------
             TOTAL COMMON STOCKS
               (Cost $295,963,308)...........................................................   261,689,230
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 57 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
REPURCHASE AGREEMENT -- 4.1%
$11,261,720  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $11,262,032, due 05/01/03, (collateralized by GNR 2002-21FV with a par value 11,799,872, coupon rate of 1.71%, due 03/16/32, market value of $11,824,805)...............................................................  $ 11,261,720
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $11,261,720)............................................................    11,261,720
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $307,225,028)...........................................................     98.9% $272,950,950
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      1.1     3,085,945
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $276,036,895
                                                                                  =======  ============

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviations:
ADR -- American Depositary Receipt
GNR -- Government National Mortgage Association REMIC

                       See Notes to Financial Statements.
                                 ----- 58 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION

    ON APRIL 30, 2003, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS        VALUE
                                          ----------  -----------------

INDUSTRIES:
    Finance.............................       14.1%  $      39,029,448
    Industrial..........................        9.5          26,340,633
    Energy..............................        9.0          24,788,492
    Utilities...........................        8.3          22,846,312
    Automotive..........................        7.8          21,581,516
    Pharmaceuticals.....................        5.3          14,672,646
    Beverages, Food & Tobacco...........        5.3          14,552,714
    Technology..........................        5.1          14,007,982
    Retailers...........................        4.8          13,288,423
    Chemicals...........................        4.4          12,194,615
    Media - Broadcasting & Publishing...        4.4          12,159,089
    Telephone Systems...................        2.7           7,334,897
    Entertainment & Leisure.............        2.1           5,859,977
    Building Materials..................        1.8           4,942,139
    Home Construction, Furnishings &
      Appliances........................        1.8           4,925,445
    Transportation......................        1.7           4,594,063
    Heavy Machinery.....................        1.5           4,020,438
    Oil & Gas...........................        1.3           3,672,521
    Metals..............................        1.3           3,620,229
    Medical Supplies....................        0.8           2,347,425
    Lodging.............................        0.8           2,144,460
    Cosmetics & Personal Care...........        0.5           1,386,803
    Miscellaneous.......................        0.5           1,378,963
                                          ---------   -----------------
    TOTAL COMMON STOCKS.................       94.8%  $     261,689,230

    REPURCHASE AGREEMENT................        4.1          11,261,720
                                          ---------   -----------------

    TOTAL INVESTMENTS...................       98.9%  $     272,950,950
                                          =========   =================

                       See Notes to Financial Statements.
                                 ----- 59 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------
COMMON STOCKS -- 98.5%{::}
            APPAREL RETAILERS -- 0.3%
     4,850  Gymboree Corp. (The)(1).........................................................  $    81,043
     7,700  Pacific Sunwear of California, Inc.(1)..........................................      175,791
                                                                                              -----------
                                                                                                  256,834
                                                                                              -----------
            BANKING -- 0.7%
    30,400  Boston Private Financial Holdings, Inc..........................................      573,040
                                                                                              -----------
            BEVERAGES, FOOD & TOBACCO -- 3.1%
     4,300  American Italian Pasta Co. - Class A(1).........................................      189,630
    56,900  Performance Food Group, Co.(1)..................................................    1,996,052
    10,300  United Natural Foods, Inc.(1)...................................................      300,657
                                                                                              -----------
                                                                                                2,486,339
                                                                                              -----------
            BIOTECHNOLOGY -- 0.3%
    82,300  Harvard Bioscience, Inc.(1).....................................................      278,997
                                                                                              -----------
            COMMERCIAL SERVICES -- 2.6%
     8,000  Applied Films Corp.(1)..........................................................      174,000
    44,700  Coinstar, Inc.(1)...............................................................      817,563
    12,100  Gen-Probe, Inc.(1)..............................................................      375,705
    11,110  Resources Connection, Inc.(1)...................................................      242,198
     8,200  Robert Half International, Inc.(1)..............................................      133,496
     5,700  Strayer Education, Inc..........................................................      370,728
                                                                                              -----------
                                                                                                2,113,690
                                                                                              -----------
            COMPUTER SOFTWARE & PROCESSING -- 3.4%
     4,600  Altiris, Inc.(1)................................................................       74,980
    22,700  Ascential Software Corp.(1).....................................................       87,168
    39,900  Cognizant Technology Solutions Corp.(1).........................................      716,604
       700  Digital Insight Corp.(1)........................................................       11,312
     9,400  Serena Software, Inc.(1)........................................................      148,144
    20,600  SRA International, Inc. - Class A(1)............................................      487,190
    49,900  Veridian Corp.(1)...............................................................      947,601
    28,400  webMethods, Inc.(1).............................................................      285,704
                                                                                              -----------
                                                                                                2,758,703
                                                                                              -----------
            CONSULTING SERVICES -- 8.0%
    34,900  Advisory Board Co. (The)(1).....................................................    1,278,038
    23,200  Charles River Associates, Inc.(1)...............................................      502,048
    84,720  Corporate Executive Board Co.(1)................................................    3,472,673
    27,000  FTI Consulting, Inc.(1).........................................................    1,221,750
                                                                                              -----------
                                                                                                6,474,509
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 60 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
            CONSUMER PRODUCTS -- 0.2%
     6,800  LeapFrog Enterprises, Inc.(1)...................................................  $   181,560
                                                                                              -----------
            CONSUMER SERVICES -- 13.7%
    18,633  99 Cents Only Stores(1).........................................................      548,928
   121,925  Copart, Inc.(1).................................................................    1,029,047
    38,600  Corinthian Colleges, Inc.(1)....................................................    1,767,494
    24,800  Cost Plus, Inc.(1)..............................................................      762,104
    31,200  Cox Radio, Inc. - Class A(1)....................................................      711,672
    13,300  eBay, Inc.(1)...................................................................    1,233,841
    42,600  Education Management Corp.(1)...................................................    2,079,732
    10,200  Entercom Communications Corp.(1)................................................      495,618
       600  Linens 'N Things, Inc.(1).......................................................       12,714
    29,300  Macrovision Corp.(1)............................................................      517,731
    22,000  Peet's Coffee & Tea, Inc.(1)....................................................      374,220
    53,200  Spanish Broadcasting System, Inc.(1)............................................      408,044
    32,100  Westwood One, Inc.(1)...........................................................    1,120,290
                                                                                              -----------
                                                                                               11,061,435
                                                                                              -----------
            CONTAINERS & PACKAGING -- 0.7%
    37,400  Mobile Mini, Inc.(1)............................................................      593,164
                                                                                              -----------
            DIVERSIFIED SERVICES -- 0.3%
    13,000  TMP Worldwide, Inc.(1)..........................................................      218,010
                                                                                              -----------
            ELECTRONIC TECHNOLOGY -- 4.3%
     8,900  Actel Corp.(1)..................................................................      176,309
    31,876  Intersil Corp. - Class A(1).....................................................      589,706
    11,400  Lam Research Corp.(1)...........................................................      165,642
    16,800  MKS Instruments, Inc.(1)........................................................      234,528
    10,100  NVIDIA Corp.(1).................................................................      144,127
    98,100  O2Micro International, Ltd.(1)..................................................    1,146,789
     9,500  Photon Dynamics, Inc.(1)........................................................      208,050
     6,400  Silicon Laboratories, Inc.(1)...................................................      182,080
    26,200  Teradyne, Inc.(1)...............................................................      303,920
    13,600  Varian Semiconductor Equipment Associates, Inc.(1)..............................      313,480
                                                                                              -----------
                                                                                                3,464,631
                                                                                              -----------
            ENVIRONMENTAL -- 2.4%
   124,850  Tetra Tech, Inc.(1).............................................................    1,935,175
                                                                                              -----------
            FINANCE -- 0.4%
    12,100  SEI Investments Co..............................................................      318,593
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 61 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
            FINANCIAL SERVICES -- 1.5%
     3,300  Chicago Mercantile Exchange Holdings, Inc.......................................  $   186,582
    29,400  Factset Research Systems, Inc...................................................    1,023,120
                                                                                              -----------
                                                                                                1,209,702
                                                                                              -----------
            HEALTH CARE -- 3.7%
    12,700  AdvancePCS(1)...................................................................      381,762
    40,600  Medicis Pharmaceutical Corp. - Class A(1).......................................    2,340,184
     4,900  Myriad Genetics, Inc.(1)........................................................       58,408
    16,700  Thoratec Corp.(1)...............................................................      229,625
                                                                                              -----------
                                                                                                3,009,979
                                                                                              -----------
            HEALTH CARE PROVIDERS -- 1.0%
    24,300  Centene Corp.(1)................................................................      778,450
                                                                                              -----------
            HEALTH CARE SERVICES -- 7.7%
    57,450  Accredo Health, Inc.(1).........................................................      848,537
     7,660  American Healthways, Inc.(1)....................................................      189,125
    69,200  Amsurg Corp.(1).................................................................    1,797,124
     6,600  First Health Group Corp.(1).....................................................      165,330
    38,800  Impath, Inc.(1).................................................................      570,360
    68,519  Pharmaceutical Product Development, Inc.(1).....................................    1,793,142
    16,300  Sunrise Assisted Living, Inc.(1)................................................      440,100
    23,000  U.S. Physical Therapy, Inc.(1)..................................................      264,040
    16,000  WebMD Corp.(1)..................................................................      154,240
                                                                                              -----------
                                                                                                6,221,998
                                                                                              -----------
            HOUSING & HOME FURNISHINGS -- 0.5%
    16,500  Williams-Sonoma, Inc.(1)........................................................      427,020
                                                                                              -----------
            MEDIA - BROADCASTING & PUBLISHING -- 0.2%
    17,400  Gray Television, Inc. - Class B.................................................      192,270
                                                                                              -----------
            MEDIA/COMMUNICATIONS -- 6.9%
     8,300  Cumulus Media, Inc. - Class A(1)................................................      143,092
    49,600  Getty Images, Inc.(1)...........................................................    1,678,960
    10,320  Information Holdings, Inc.(1)...................................................      179,568
    44,900  Mediacom Communications Corp.(1)................................................      448,551
    13,500  Pinnacle Systems, Inc.(1).......................................................      127,575
    30,500  Radio One, Inc. - Class A(1)....................................................      473,665
   142,900  Radio One, Inc. - Class D(1)....................................................    2,186,370
    31,800  Webex Communications, Inc.(1)...................................................      327,540
                                                                                              -----------
                                                                                                5,565,321
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 62 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
            MEDICAL PRODUCTS & SUPPLIES -- 6.3%
    97,800  Align Technology, Inc.(1).......................................................  $   733,500
    71,188  American Medical System Holdings, Inc.(1).......................................    1,129,754
    16,200  American Pharmacuetical Partners, Inc.(1).......................................      378,270
     7,100  CTI Molecular Imaging, Inc.(1)..................................................      130,356
    36,100  ICU Medical, Inc.(1)............................................................    1,147,258
    24,800  Impax Laboratories, Inc.(1).....................................................      145,824
     7,860  Intermune, Inc.(1)..............................................................      159,794
    10,200  Priority Healthcare Corp. - Class B(1)..........................................      233,060
    29,300  SurModics, Inc.(1)..............................................................    1,064,762
                                                                                              -----------
                                                                                                5,122,578
                                                                                              -----------
            RESTAURANTS -- 2.5%
    22,300  Cheesecake Factory, Inc. (The)(1)...............................................      704,457
     8,900  Landry's Restaurants, Inc.......................................................      166,430
    33,700  Panera Bread Co. - Class A(1)...................................................    1,146,811
                                                                                              -----------
                                                                                                2,017,698
                                                                                              -----------
            RETAILERS -- 8.8%
    52,000  A.C. Moore Arts & Crafts, Inc.(1)...............................................      895,960
    71,150  Chico's FAS, Inc.(1)............................................................    1,731,791
    59,900  Hot Topic, Inc.(1)..............................................................    1,464,555
    71,000  O'Reilly Automotive, Inc.(1)....................................................    2,105,860
    39,700  PETsMART, Inc.(1)...............................................................      600,661
       600  Restoration Hardware, Inc.(1)...................................................        2,400
    18,000  ShopKo Stores, Inc.(1)..........................................................      216,540
     5,500  Wild Oats Markets, Inc.(1)......................................................       59,510
                                                                                              -----------
                                                                                                7,077,277
                                                                                              -----------
            SPECIALTY TELECOMMUNICATION SERVICES -- 0.3%
    17,200  Advanced Fibre Communication, Inc.(1)...........................................      263,160
                                                                                              -----------
            TECHNOLOGY -- 10.5%
    17,500  Agile Software Corp.(1).........................................................      121,450
    14,100  CheckFree Corp.(1)..............................................................      388,737
    10,900  Cymer, Inc.(1)..................................................................      311,195
    10,900  Exar Corp.(1)...................................................................      160,775
    69,400  Integrated Circuit Systems, Inc.(1).............................................    1,507,368
    46,200  Itron, Inc.(1)..................................................................      924,924
    27,400  Marvell Technology Group, Ltd.(1)...............................................      632,365
    19,900  Maxim Intergrated Products, Inc.................................................      781,871
    13,600  Mercury Interactive Corp.(1)....................................................      461,584
    27,800  Micrel, Inc.(1).................................................................      325,538
    12,000  Packeteer, Inc.(1)..............................................................      156,960

                       See Notes to Financial Statements.
                                 ----- 63 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
    43,600  Quest Software, Inc.(1).........................................................  $   466,520
    82,400  Semtech Corp.(1)................................................................    1,310,160
    49,000  Siebel Systems, Inc.(1).........................................................      424,830
    47,700  Silicon Image, Inc.(1)..........................................................      285,246
    18,000  Verisign, Inc.(1)...............................................................      223,560
                                                                                              -----------
                                                                                                8,483,083
                                                                                              -----------
            TECHNOLOGY SOFTWARE/SERVICES -- 5.7%
    38,700  ANSYS, Inc.(1)..................................................................    1,023,615
    36,100  Ask Jeeves, Inc.(1).............................................................      297,103
     7,900  Business Objects SA ADR(1)......................................................      171,667
    18,500  Documentum, Inc.(1).............................................................      340,215
    11,500  McDATA Corp. - Class A(1).......................................................      121,670
    44,500  Neoware Systems, Inc.(1)........................................................      453,900
    13,600  Netiq Corp.(1)..................................................................      187,408
    52,350  OPNET Technologies, Inc.(1).....................................................      368,020
     9,400  Overture Services, Inc.(1)......................................................      100,580
    55,256  Retek, Inc.(1)..................................................................      345,350
    29,100  Selectica, Inc.(1)..............................................................       84,943
    43,150  Ventiv Health, Inc.(1)..........................................................      145,415
    81,300  Verisity, Ltd.(1)...............................................................      953,649
                                                                                              -----------
                                                                                                4,593,535
                                                                                              -----------
            TELECOMMUNICATION - LONG DISTANCE -- 0.4%
    13,400  Celgene Corp.(1)................................................................      356,574
                                                                                              -----------
            TELECOMMUNICATIONS -- 1.1%
    36,000  Polycom, Inc.(1)................................................................      353,520
    13,600  UTStarcom, Inc.(1)..............................................................      296,086
    32,700  Western Wireless Corp. - Class A(1).............................................      200,124
                                                                                              -----------
                                                                                                  849,730
                                                                                              -----------
            TRUCKING -- 1.0%
    32,800  Knight Transportation, Inc.(1)..................................................      790,480
                                                                                              -----------
            TOTAL COMMON STOCKS
              (Cost $83,630,088)............................................................   79,673,535
                                                                                              -----------

                       See Notes to Financial Statements.
                                 ----- 64 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
REPURCHASE AGREEMENT -- 2.2%
$1,773,025  With Investors Bank & Trust Co., dated 04/30/03, 1.00%, principal and interest in the amount of $1,773,074, due 05/01/03, (collateralized by FHLMC 1380 with a par value of $1,823,796, coupon rate of 3.22%, due 10/15/07, market value
              $1,861,676)...................................................................  $ 1,773,025
                                                                                              -----------
            TOTAL REPURCHASE AGREEMENT
              (Cost $1,773,025).............................................................    1,773,025
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $85,403,113)............................................................    100.7%  $81,446,560
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.7)     (604,856)
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $80,841,704
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
(1)  Non-income producing security.
Abbreviations:
ADR -- American Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation

                       See Notes to Financial Statements.
                                 ----- 65 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Fund, Inc. (the "Fund") consists of nine portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio and the Small Capitalization Growth Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price. Other unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

  Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

                                 ----- 66 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  The value of other assets and securities for which no market quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

  REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  FORWARD FOREIGN CURRENCY CONTRACTS: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at April 30, 2003.

  FOREIGN CURRENCY TRANSLATION: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement

                                 ----- 67 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)
date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

  The Strategic Equity, Small Cap Equity, Large Cap Value, Small Capitalization Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

  REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.

  The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2003 was approximately $1,611,989 at a weighted average interest rate of approximately 1.281%. The maximum amount of reverse repurchase agreements outstanding during the six months ended April 30, 2003 was $13,902,000 from November 3 - 21, which represented a maximum of 7.46% of Net Assets. At April 30, 2003, there were no reverse repurchase agreements outstanding for Core Fixed Income Fund. As of, and for the six months ended April 30, 2003, the Government Cash Portfolio did not enter into any reverse repurchase agreements.

  INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

                                 ----- 68 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

  TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

  OPTIONS TRANSACTIONS: The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Institutional International and

                                 ----- 69 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)
Small Capitalization Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  EXPENSES: Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, foreign currency transactions, market discounts, net operating losses and nontaxable dividends. Net investment income/(loss), net realized capital gains/losses and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

  On October 31, 2002, the tax year end of the Fund, the following portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                             EXPIRING    EXPIRING      EXPIRING
PORTFOLIO                                    IN 2003      IN 2004      IN 2005
---------                                   ----------  -----------  ------------
Tax-Exempt Cash Portfolio.....              $    8,905  $    27,815  $         13

                                 EXPIRING    EXPIRING    EXPIRING      EXPIRING
PORTFOLIO                        IN 2007     IN 2008      IN 2009      IN 2010
---------                       ----------  ----------  -----------  ------------
Government Cash Portfolio.....  $       --  $       --  $        --  $      4,195
Tax-Exempt Cash Portfolio.....       7,168          --      128,382            --
Core Fixed Income Portfolio...   1,869,325   3,712,033           --            --
Strategic Equity Portfolio....          --          --    2,844,243     5,769,761
Large Cap Value Portfolio.....          --          --           --     1,387,061
International Portfolio.......          --          --    3,433,823   122,699,261
Institutional International
  Portfolio...................          --          --   16,974,585    27,919,946
Small Capitalization Growth
  Portfolio...................   5,038,496   3,250,830   44,694,610    30,478,759

                                 ----- 70 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  At October 31, 2002, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

                                                                           TOTAL
                                      UNDISTRIBUTED   UNDISTRIBUTED    DISTRIBUTABLE
PORTFOLIO                            ORDINARY INCOME  LONG-TERM GAIN      EARNINGS
---------                            ---------------  --------------  ----------------
Core Fixed Income Portfolio........    $  777,896        $    --       $   4,521,032
Strategic Equity Portfolio.........        56,838             --          (7,448,387)
Small Cap Equity Portfolio.........            --         94,059          (9,462,619)
Large Cap Value Portfolio..........        22,829             --          (2,449,944)
International Portfolio............     4,096,393             --        (227,251,003)
Institutional International
  Portfolio........................     1,026,148             --         (97,917,966)
Small Capitalization Growth
  Portfolio........................            --             --        (103,632,972)

  Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

  For the year ended October 31, 2002, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

  At October 31, 2002, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Funds, with the following exception:

PORTFOLIO                                 ORDINARY INCOME  LONG-TERM GAINS
---------                                 ---------------  ---------------
Small Cap Equity Portfolio..............     $719,018        $12,037,181

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity and Small Capitalization Growth Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, became the investment adviser to such portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company.

  The Advisor is not entitled to a management fee for its investment services provided to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash or Core Fixed Income Portfolios. The Small Cap Equity and Small Capitalization Growth Portfolios pay the Advisor management fees at the annual rate of 0.55% and 0.25%, respectively, of such Portfolio's average daily net assets.

  Philadelphia International Advisors LP ("PIA") serves as investment advisor to the Institutional International Portfolio. PIA became the investment advisor to the Institutional International Portfolio effective January 1, 2002. From September 1, 2000 through December 31, 2001, investment advisory services were provided by the Advisor. Prior to September 1, 2000, investment advisory services were provided by The Glenmede Trust Company. The Institutional International Portfolio pays a management fee to PIA at the annual rate of 0.75% of the portfolio's average daily net

                                 ----- 71 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)
assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the fiscal year ended October 31, 2002.

  Effective January 1, 2002, PIA also serves as investment sub-advisor to the International Portfolio. PIA is not entitled to a management fee for services provided to the International Portfolio.

  Winslow Capital Management, Inc. and TCW Investment Management Company serve as investment sub-advisors to the Small Capitalization Growth Portfolio. The Small Capitalization Growth Portfolio pays a management fee to each sub-advisor at the annual rate of 0.60% of the portion of the Portfolio's average daily net assets that the sub-advisor manages.

  The Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios, and the Institutional Shares of Small Cap Equity Portfolio, each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of such Portfolios' average daily net assets. The Small Capitalization Growth Portfolio and the Advisor Shares of Small Cap Equity Portfolio each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.25% of such portfolio's average daily net assets. Institutional International Portfolio is not subject to the shareholder servicing plan and, accordingly, pays no shareholder fee.

  Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

  Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the six months ended April 30, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

  During the period from November 1, 2002 through April 30, 2003, the portion of the Small Capitalization Growth Portfolio sub-advised by Winslow Capital Management, Inc. ("Winslow Capital") paid brokerage commissions of $770 ($0.05 per share) to an affiliate of TCW Investment Management Company, Societe Generale Cowen Securities Corporation.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2003, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $297,028,307  $296,285,890

                                 ----- 72 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  For the six months ended April 30, 2003, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $  9,896,200  $  4,423,360
Strategic Equity Portfolio..............    25,835,759    27,673,215
Small Cap Equity Portfolio..............    48,187,155    48,051,499
Large Cap Value Portfolio...............    10,668,580     7,378,936
International Portfolio.................   211,596,329   283,174,212
Institutional International Portfolio...    63,234,243    56,670,869
Small Capitalization Growth Portfolio...    18,551,973    19,003,428

  On April 30, 2003, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION      NET
---------                            ------------  ------------  ------------
Core Fixed Income Portfolio........  $ 9,308,660   $   200,176   $  9,108,484
Strategic Equity Portfolio.........    9,626,461     5,921,380      3,705,081
Small Cap Equity Portfolio.........   42,101,465    14,881,501     27,219,964
Large Cap Value Portfolio..........    1,080,020       536,311        543,709
International Portfolio............  113,403,552   143,583,391    (30,179,839)
Institutional International
  Portfolio........................   14,446,726    48,720,804    (34,274,078)
Small Capitalization Growth
  Portfolio........................   14,807,905    18,764,458     (3,956,553)

4. COMMON STOCK

  The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. At April 30, 2003, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                           AUTHORIZED SHARES
---------                                           -----------------
Government Cash Portfolio.........................     700,000,000
Tax-Exempt Cash Portfolio.........................     740,000,000
Core Fixed Income Portfolio.......................     175,000,000
Strategic Equity Portfolio........................     125,000,000
Small Cap Equity Portfolio........................     250,000,000
Large Cap Value Portfolio.........................      75,000,000
International Portfolio...........................     225,000,000
Institutional International Portfolio.............     120,000,000
Small Capitalization Growth Portfolio.............      75,000,000

  Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by

                                 ----- 73 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)
such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                            FOR THE SIX
                                           MONTHS ENDED      YEAR ENDED
                                             04/30/03         10/31/02
                                          ---------------  ---------------
GOVERNMENT CASH PORTFOLIO:
  Sold..................................  $ 1,369,485,617  $ 3,001,692,891
  Issued as reinvestment of dividends...           12,736           36,804
  Redeemed..............................   (1,336,239,780)  (2,890,200,703)
                                          ---------------  ---------------
  Net increase..........................  $    33,258,573  $   111,528,992
                                          ===============  ===============
TAX-EXEMPT CASH PORTFOLIO:
  Sold..................................  $   914,106,649  $ 1,917,175,370
  Issued as reinvestment of dividends...              808            2,279
  Redeemed..............................     (875,433,395)  (1,851,989,350)
                                          ---------------  ---------------
  Net increase..........................  $    38,674,062  $    65,188,299
                                          ===============  ===============

                                       FOR THE SIX
                                      MONTHS ENDED                 YEAR ENDED
                                        04/30/03                    10/31/02
                                -------------------------  --------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                ----------  -------------  -----------  -------------
CORE FIXED INCOME PORTFOLIO:
  Sold........................     884,669  $   9,732,647    2,605,082  $  27,862,635
  Issued as reinvestment of
    dividends.................      26,765        293,579       63,776        678,412
  Redeemed....................    (640,716)    (7,054,407)  (1,956,606)   (20,887,113)
                                ----------  -------------  -----------  -------------
  Net increase................     270,718  $   2,971,819      712,252  $   7,653,934
                                ==========  =============  ===========  =============
STRATEGIC EQUITY PORTFOLIO:
  Sold........................     415,470  $   5,460,235      976,503  $  15,287,048
  Issued as reinvestment of
    dividends.................       2,114         27,794        3,030         45,003
  Redeemed....................    (706,405)    (8,964,699)  (2,003,495)   (30,796,673)
                                ----------  -------------  -----------  -------------
  Net decrease................    (288,821) $  (3,476,670)  (1,023,962) $ (15,464,622)
                                ==========  =============  ===========  =============
SMALL CAP EQUITY PORTFOLIO
  (ADVISOR CLASS):
  Sold........................     922,416  $  13,442,085    1,386,882  $  23,796,585
  Issued as reinvestment of
    dividends.................         614          8,961      732,872     10,127,612
  Redeemed....................    (447,629)    (6,338,264)  (1,732,268)   (29,565,594)
                                ----------  -------------  -----------  -------------
  Net increase................     475,401  $   7,112,782      387,486  $   4,358,603
                                ==========  =============  ===========  =============

                                 ----- 74 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

                                       FOR THE SIX
                                      MONTHS ENDED                 YEAR ENDED
                                        04/30/03                    10/31/02
                                -------------------------  --------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                ----------  -------------  -----------  -------------
  SMALL CAP EQUITY PORTFOLIO
    (INSTITUTIONAL CLASS):
    Sold......................     141,699  $   2,033,492      281,446  $   4,778,678
    Issued as reinvestment of
      dividends...............       4,338         63,458      120,911      1,709,708
    Redeemed..................    (117,835)    (1,693,644)    (229,389)    (3,765,306)
                                ----------  -------------  -----------  -------------
    Net increase..............      28,202  $     403,306      172,968  $   2,723,080
                                ==========  =============  ===========  =============
  LARGE CAP VALUE PORTFOLIO:
    Sold......................     446,739  $   3,387,995      546,772  $   4,649,345
    Issued as reinvestment of
      dividends...............      13,305        103,050       19,003        157,027
    Redeemed..................     (64,792)      (497,948)    (231,841)    (2,042,502)
                                ----------  -------------  -----------  -------------
    Net increase..............     395,252  $   2,993,097      333,934  $   2,763,870
                                ==========  =============  ===========  =============
  INTERNATIONAL PORTFOLIO:
    Sold......................   3,863,315  $  43,770,166    7,158,447  $  96,498,200
    Issued as reinvestment of
      dividends...............     144,484      1,621,527      361,119      4,825,706
    Redeemed..................  (9,788,553)  (109,035,906) (17,855,206)  (231,768,975)
                                ----------  -------------  -----------  -------------
    Net decrease..............  (5,780,754) $ (63,644,213) (10,335,640) $(130,445,069)
                                ==========  =============  ===========  =============
  INSTITUTIONAL INTERNATIONAL
    PORTFOLIO:
    Sold......................  10,881,367  $ 116,063,374   23,607,534  $ 294,519,409
    Issued as reinvestment of
      dividends...............      87,216        953,268      230,268      2,911,463
    Redeemed..................  (9,912,015)  (106,290,879) (22,374,398)  (279,978,082)
                                ----------  -------------  -----------  -------------
    Net increase..............   1,056,568  $  10,725,763    1,463,404  $  17,452,790
                                ==========  =============  ===========  =============
  SMALL CAPITALIZATION GROWTH
    PORTFOLIO:
    Sold......................     564,428  $   2,221,145    2,756,122  $  13,337,104
    Redeemed..................    (812,737)    (3,169,314)  (3,705,914)   (17,843,211)
                                ----------  -------------  -----------  -------------
    Net decrease..............    (248,309) $    (948,169)    (949,792) $  (4,506,107)
                                ==========  =============  ===========  =============

5. LENDING OF PORTFOLIO SECURITIES

  Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

  The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2003, the following Portfolios had outstanding loans

                                 ----- 75 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)
of securities to certain approved brokers for which the Portfolios received collateral:

                                                                         % OF TOTAL
                                      MARKET VALUE OF   MARKET VALUE OF    ASSETS
PORTFOLIO                            LOANED SECURITIES    COLLATERAL      ON LOAN
---------                            -----------------  ---------------  ----------
Government Cash Portfolio..........    $  3,410,923      $  3,472,000         0.55%
Core Fixed Income Portfolio........      24,935,288        25,553,940        10.41
Strategic Equity Portfolio.........         744,406           764,846         0.86
Small Cap Equity Portfolio.........      41,151,180        42,501,332        13.58
Large Cap Value Portfolio..........       2,100,446         2,180,875         9.92
International Portfolio............     186,563,638       197,506,458        16.67
Institutional International
  Portfolio........................      50,928,454        53,998,395        15.29
Small Capitalization Growth
  Portfolio........................      23,765,242        24,845,661        22.18

6. NET ASSETS

  On April 30, 2003, net assets consisted of:

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
Par Value..........................  $   566,223   $    645,954  $     17,423
Paid in capital in excess of par
  value............................  565,657,138    645,270,151   186,731,488
Undistributed (distributions in
  excess of) net investment
  income...........................       73,092           (267)      714,932
Accumulated net realized loss from
  investment transactions..........       (4,173)      (172,283)   (2,703,441)
Net unrealized appreciation on
  investments......................           --             --     9,108,484
                                     ------------  ------------  ------------
 Total Net Assets..................  $566,292,280  $645,743,555  $193,868,886
                                     ============  ============  ============

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  -----------
Par Value..........................  $      6,395  $     16,931  $     2,364
Paid in capital in excess of par
  value............................    94,016,034   245,869,498   20,766,246
Undistributed (distributions in
  excess of) net investment
  income...........................        51,463       939,000       40,751
Accumulated net realized loss from
  investment transactions..........   (11,788,631)  (14,475,553)  (2,730,573)
Net unrealized appreciation on
  investments......................     3,705,081    27,219,964      543,709
                                     ------------  ------------  -----------
 Total Net Assets..................  $ 85,990,342  $259,569,840  $18,622,497
                                     ============  ============  ===========

                                 ----- 76 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
Par Value..........................  $       78,497  $     24,971    $     19,630
Paid in capital in excess of par
  value............................   1,146,822,961   372,380,387     180,791,818
Undistributed (distributions in
  excess of) net investment
  income...........................      11,585,861     3,266,445        (434,821)
Accumulated net realized loss from
  investment transactions..........    (211,238,427)  (65,405,901)    (95,578,370)
Net unrealized appreciation
  (depreciation) on investments....     (30,012,111)  (34,229,007)     (3,956,553)
                                     --------------  ------------    ------------
 Total Net Assets..................  $  917,236,781  $276,036,895    $ 80,841,704
                                     ==============  ============    ============

7. CALL AND PUT OPTIONS

  At April 30, 2003, there were no Option contracts open or outstanding.

8. SUBSEQUENT EVENT

  At the June 26, 2003 Board meeting, the Board of Directors of the Fund approved the termination of the Small Capitalization Growth Portfolio's sub-investment advisory agreement with TCW and approved a proposed sub-investment advisory agreement with Sterling Johnston Capital Management, L.P. The shareholders of the Small Capitalization Growth Portfolio will be asked to vote on the Sterling Johnston sub-investment advisory agreement at a Special Meeting to be held on July 31, 2003. Glenmede Advisers, Inc. will directly manage that portion of the Portfolio's assets that had been allocated to TCW until shareholder approval of the Sterling Johnston agreement is obtained.

                                 ----- 77 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                         APRIL 30, 2003 -- (UNAUDITED)

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
ASSETS:
  Investments:
  Investments at value(1)...............  $21,917,853   $20,327,750
                                          -----------   -----------
  Cash..................................       82,511        24,454
  Receivable for fund shares sold.......       60,000            --
  Interest receivable...................      335,081       254,777
  Other assets..........................          273           438
                                          -----------   -----------
    Total assets........................   22,395,718    20,607,419
                                          -----------   -----------
LIABILITIES:
  Payable for fund shares redeemed......       20,000        75,000
  Payable to affiliate for Trustees'
    fees................................           60            --
  Accrued expenses......................       12,707        17,579
                                          -----------   -----------
    Total liabilities...................       32,767        92,579
                                          -----------   -----------

NET ASSETS..............................  $22,362,951   $20,514,840
                                          ===========   ===========

SHARES OUTSTANDING......................    2,078,285     1,898,433
                                          ===========   ===========

NET ASSET VALUE PER SHARE...............  $     10.76   $     10.81
                                          ===========   ===========

------------
(1) Investments at cost.................  $20,859,502   $19,115,246

                       See Notes to Financial Statements.
                                 ----- 78 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO    PORTFOLIO
                                          ------------  ----------
Investment income:
  Interest..............................    $491,276     $436,631
                                            --------     --------
    Total investment income.............     491,276      436,631
                                            --------     --------
Expenses:
  Administration & custody fee..........      13,078       16,970
  Professional fees.....................         698          748
  Shareholder report expense............         233          203
  Shareholder servicing fees............       5,621        5,001
  Trustees' fees and expenses...........       1,345        1,178
  Registration and filing fees..........       1,489        1,225
  Other expenses........................         638          364
                                            --------     --------
    Total expenses......................      23,102       25,689
                                            --------     --------

  Net investment income.................     468,174      410,942
                                            --------     --------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions.............      56,985       (1,746)
                                            --------     --------
    Net realized gain (loss)............      56,985       (1,746)
                                            --------     --------
  Net change in unrealized gain (loss)
    of:
    Securities..........................     195,096      209,984
                                            --------     --------

    Net unrealized gain (loss)..........     195,096      209,984
                                            --------     --------

Net realized and unrealized gain
  (loss)................................     252,081      208,238
                                            --------     --------

Net increase (decrease) in net assets
  resulting from operations.............    $720,255     $619,180
                                            ========     ========

                       See Notes to Financial Statements.
                                 ----- 79 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2003 -- (UNAUDITED)

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income...................  $   468,174   $   410,942
  Net realized gain (loss) on securities
    transactions........................       56,985        (1,746)
  Net change in unrealized gain (loss)
    on securities.......................      195,096       209,984
                                          -----------   -----------
Net increase (decrease) in net assets
  resulting from operations.............      720,255       619,180
Distributions to shareholders from:
  Net investment income.................     (468,257)     (435,263)
Net increase (decrease) in net assets
  from capital shares transactions......     (588,958)      294,363
                                          -----------   -----------
Net increase (decrease) in net assets...     (336,960)      478,280
NET ASSETS:
Beginning of period.....................   22,699,911    20,036,560
                                          -----------   -----------
End of period...........................  $22,362,951   $20,514,840
                                          ===========   ===========
  Undistributed net investment income
    included in net assets at end of
    period..............................       78,205        67,643

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2002

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income...................  $   852,819   $   833,842
  Net realized gain (loss) on securities
    transactions........................      (30,818)      132,145
  Net change in unrealized gain (loss)
    on securities.......................      176,970        79,935
                                          -----------   -----------
Net increase (decrease) in net assets
  from operations.......................      998,971     1,045,922
Distributions to shareholders from:
  Net investment income.................     (835,011)     (836,478)
Net increase (decrease) in net assets
  from capital shares transactions......    4,929,337       673,406
                                          -----------   -----------
Net increase (decrease) in net assets...    5,093,297       882,850
NET ASSETS:
Beginning of year.......................   17,606,614    19,153,710
                                          -----------   -----------
End of year.............................  $22,699,911   $20,036,560
                                          ===========   ===========
  Undistributed net investment income
    included in net assets at end of
    period..............................       78,288        91,964

                       See Notes to Financial Statements.
                                 ----- 80 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             MUNI INTERMEDIATE PORTFOLIO
                           ------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                             FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          -------------------------------------------------------------------------
                             APRIL 30, 2003(3)        2002           2001           2000           1999           1998
                           ---------------------  -------------  -------------  -------------  -------------  -------------

Net asset value,
  beginning of period....         $ 10.64            $ 10.55        $ 10.20        $ 10.14        $ 10.56        $ 10.40
                                  -------            -------        -------        -------        -------        -------
Income from investment
  operations:
Net investment income....            0.22               0.46           0.50           0.50           0.51           0.51
Net realized and
  unrealized gain (loss)
  on investments.........            0.12               0.09           0.34           0.07          (0.42)          0.16
                                  -------            -------        -------        -------        -------        -------

Total from investment
  operations.............            0.34               0.55           0.84           0.57           0.09           0.67
                                  -------            -------        -------        -------        -------        -------
Distributions to
  shareholders from:
Net investment income....           (0.22)             (0.46)         (0.49)         (0.51)         (0.51)         (0.51)
                                  -------            -------        -------        -------        -------        -------

Total distributions......           (0.22)             (0.46)         (0.49)         (0.51)         (0.51)         (0.51)
                                  -------            -------        -------        -------        -------        -------

Net asset value, end
  of period..............         $ 10.76            $ 10.64        $ 10.55        $ 10.20        $ 10.14        $ 10.56
                                  =======            =======        =======        =======        =======        =======

Total return(1)..........            3.25%              5.41%          8.39%          5.77%          0.91%          6.63%
                                  =======            =======        =======        =======        =======        =======
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............         $22,363            $22,700        $17,607        $14,624        $16,526        $19,975
Ratio of operating
  expenses to average
  net assets.............            0.21%(2)           0.22%          0.27%          0.31%          0.20%          0.30%
Ratio of net investment
  income to average
  net assets.............            4.17%(2)           4.45%          4.78%          4.89%          4.90%          4.88%
Portfolio turnover
  rate...................               6%                29%            25%             6%             6%            11%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 81 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              NEW JERSEY MUNI PORTFOLIO
                           ------------------------------------------------------------------------------------------------
                                  FOR THE
                                SIX MONTHS                             FOR THE YEARS ENDED OCTOBER 31,
                                   ENDED          -------------------------------------------------------------------------
                             APRIL 30, 2003(3)        2002           2001           2000           1999           1998
                           ---------------------  -------------  -------------  -------------  -------------  -------------

Net asset value,
  beginning of period....         $ 10.71            $ 10.60        $ 10.11        $ 10.00        $ 10.43        $ 10.20
                                  -------            -------        -------        -------        -------        -------
Income from investment
  operations:
Net investment income....            0.22               0.46           0.45           0.44           0.44           0.44
Net realized and
  unrealized gain (loss)
  on investments.........            0.11               0.10           0.48           0.12          (0.43)          0.23
                                  -------            -------        -------        -------        -------        -------

Total from investment
  operations.............            0.33               0.56           0.93           0.56           0.01           0.67
                                  -------            -------        -------        -------        -------        -------
Distributions to
  shareholders from:
Net investment income....           (0.23)             (0.45)         (0.44)         (0.45)         (0.44)         (0.44)
                                  -------            -------        -------        -------        -------        -------

Total distributions......           (0.23)             (0.45)         (0.44)         (0.45)         (0.44)         (0.44)
                                  -------            -------        -------        -------        -------        -------

Net asset value, end
  of period..............         $ 10.81            $ 10.71        $ 10.60        $ 10.11        $ 10.00        $ 10.43
                                  =======            =======        =======        =======        =======        =======

Total return(1)..........            3.14%              5.40%          9.34%          5.77%          0.08%          6.71%
                                  =======            =======        =======        =======        =======        =======
Ratios to average
  net assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............         $20,515            $20,037        $19,154        $17,232        $17,953        $17,492
Ratio of operating
  expenses to average
  net assets.............            0.26%(2)           0.27%          0.27%          0.30%          0.24%          0.30%
Ratio of net investment
  income to average
  net assets.............            4.11%(2)           4.22%          4.33%          4.40%          4.34%          4.33%
Portfolio turnover
  rate...................               4%                36%            18%             9%            10%             7%

------------

(1)  Total return represents aggregate total retun for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 82 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
MUNICIPAL BONDS -- 98.0%{::}
            PENNSYLVANIA -- 98.0%
$  200,000  Allegheny County, PA, Hospital Development Authority Revenue, University of
              Pittsburgh, Health Center, Series A, (MBIA Insured),
              5.30%, 4/1/08.................................................................  $   222,734
   205,000  Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library
              of Pittsburgh, (AMBAC Insured):
              4.25%, 6/1/09.................................................................      221,154
   215,000    4.25%, 12/1/09................................................................      232,873
   300,000  Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured),
              Prerefunded, 3/1/09 @ 101,
              5.30%, 3/1/10.................................................................      343,656
   500,000  Beaver Falls, PA, Municipal Authority Water Hydroelectric Revenue, (FGIC
              Insured),
              5.70%, 12/1/08................................................................      501,970
    50,000  Butler County, PA, Industrial Development Authority, Health Center Revenue,
              5.40%, 6/1/04.................................................................       51,148
   205,000  Butler County, PA, Industrial Development Authority, Health Center Revenue,
              Refunding:
              5.75%, 6/1/11.................................................................      209,344
   635,000    5.75%, 6/1/16.................................................................      648,170
   825,000  Central Dauphin, PA, School District, General Obligation Unlimited, (MBIA
              Insured),
              4.00%, 11/15/10...............................................................      870,886
   325,000  Chester County, PA, General Obligation Unlimited,
              5.40%, 12/15/06...............................................................      333,489
   375,000  Dauphin County, PA, General Authority Hospital Revenue, (FGIC Insured),
              6.125%, 7/1/10................................................................      435,900
   125,000  Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100
              (AMBAC Insured),
              5.30%, 6/1/26.................................................................      128,401
    30,000  Dauphin County, PA, Series B, General Obligation Unlimited, (MBIA Insured),
              5.20%, 3/15/04................................................................       30,100
   100,000  Delaware County, PA, General Obligation Unlimited,
              5.125%, 10/1/13...............................................................      110,223
   180,000  Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue
              Escrowed to Maturity:
              6.00%, 1/15/10................................................................      206,334
   145,000    6.50%, 1/15/11................................................................      169,356

                       See Notes to Financial Statements.
                                 ----- 83 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  700,000  Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series B,
              5.25%, 1/1/09.................................................................  $   787,738
   100,000  Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured),
              5.25%, 1/1/09.................................................................      112,423
   300,000  Downington, PA, Area School District, General Obligation Unlimited,
              5.50%, 2/1/10.................................................................      342,903
   325,000  Forest Area School District, PA, General Obligation, (FSA Insured), Series B,
              4.00%, 4/1/08.................................................................      347,896
   390,000  Geisinger Authority, PA, Health System, Refunding,
              5.00%, 8/15/08................................................................      429,191
   200,000  Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured),
              5.50%, 5/15/11................................................................      229,376
   100,000  Hopewell, PA, Area School District, General Obligation, (FSA Insured),
              4.90%, 9/1/09.................................................................      111,863
   300,000  Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC
              Insured),
              4.00%, 10/1/09................................................................      313,020
    35,000  Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity,
              6.00%, 4/1/12.................................................................       40,022
   420,000  Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC
              Insured),
              4.00%, 10/15/09...............................................................      448,841
   500,000  Lower Merion Township, PA, School District, General Obligation Unlimited, (State
              Aid Withholding), Prerefunded 5/15/03 @ 100,
              5.125%, 5/15/13...............................................................      562,965
   350,000  Lycoming County, PA, Authority College Revenue, (MBIA Insured),
              4.90%, 7/1/09.................................................................      386,480
   125,000  Lycoming County, PA, College Revenue, PA College of Technology, (AMBAC Insured),
              5.20%, 11/1/04................................................................      125,415
   100,000  Montgomery County, PA, Higher Education & Health Authority Hospital Revenue,
              Abington Memorial Hospital, Series A, (AMBAC Insured),
              5.80%, 6/1/04.................................................................      102,382

                       See Notes to Financial Statements.
                                 ----- 84 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  100,000  New Kensington, PA, General Obligation Unlimited, (FGIC Insured),
              5.625%, 10/1/04...............................................................  $   100,086
   250,000  Norristown, PA, Area School District, General Obligation Unlimited, (FGIC State
              Aid Withholding),
              5.50%, 9/1/14.................................................................      275,625
   315,000  Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed
              to Maturity,
              6.20%, 11/1/13................................................................      370,393
   425,000  Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
              5.25%, 11/15/09...............................................................      485,915
   325,000  Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
              4.60%, 11/15/10...............................................................      345,761
   350,000  Pennsylvania Housing Finance Agency, Refunding, Rental Housing:
              5.25%, 7/1/04.................................................................      359,075
   480,000    5.45%, 7/1/06.................................................................      491,957
    50,000    5.80%, 7/1/18.................................................................       51,103
   330,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38,
              5.50%, 4/1/05.................................................................      333,330
 1,000,000  Pennsylvania State Finance Authority Revenue, Refunding, Municipal Capital
              Improvements Program,
              6.60%, 11/1/09................................................................    1,045,350
   220,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, College of Pharmacy, (MBIA Insured),
              5.25%, 11/1/09................................................................      241,188
   250,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, University of Pennsylvania,
              5.60%, 9/1/10.................................................................      272,635
   370,000  Pennsylvania State Higher Educational Facilities Authority Revenue, Temple
              University, (MBIA Insured), First Series,
              4.00%, 7/15/09................................................................      394,324
   250,000  Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, (AMBAC
              Insured):
              5.25%, 12/1/13................................................................      278,575
   100,000    5.25%, 12/1/14................................................................      111,006
   250,000  Pennsylvania State University, College & University Revenues, Series A, (General
              Obligation of University),
              5.00%, 8/15/13................................................................      272,670

                       See Notes to Financial Statements.
                                 ----- 85 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  275,000  Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured),
              5.125%, 9/15/11...............................................................  $   303,946
   150,000  Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue
              Refunding, (AMBAC Insured),
              4.00%, 10/15/09...............................................................      159,935
   150,000  Pennsylvania Township, PA, Westmoreland County, General Obligation Unlimited,
              (FGIC Insured),
              4.15%, 10/1/09................................................................      156,233
   100,000  Philadelphia, PA, Gas Works Revenue, (FSA Insured),
              5.50%, 7/1/04.................................................................      102,730
   225,000  Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series C,
              (FGIC Insured),
              5.00%, 4/1/07.................................................................      248,618
   255,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
              5.75%, 10/1/07................................................................      263,252
   150,000    6.20%, 4/1/11.................................................................      155,247
   155,000    6.20%, 10/1/11................................................................      160,422
    90,000  Pittsburgh, PA, Urban Redevelopment Authority Revenue,
              4.90%, 8/1/05.................................................................       93,431
   350,000  Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government
              Guaranteed),
              5.00%, 9/1/12.................................................................      383,600
   500,000  Radnor Township, PA, General Obligation Unlimited,
              4.00%, 12/15/10...............................................................      522,755
   235,000  Ringgold, PA, School District, Escrowed to Maturity,
              6.20%, 1/15/13................................................................      276,358
   200,000  Riverside, PA, School District, General Obligation Unlimited, (FGIC Insured),
              5.00%, 10/15/12...............................................................      219,320
   250,000  Seneca Valley, PA, School District, Series A, General Obligation Unlimited,
              4.85%, 7/1/11.................................................................      267,408
   100,000  Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA
              Insured),
              4.50%, 9/1/10.................................................................      106,580
    10,000  Southeastern Pennsylvania Transportation Authority, PA, Lease Revenue,
              5.75%, 12/1/04................................................................       10,036

                       See Notes to Financial Statements.
                                 ----- 86 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  475,000  Southern Huntingdon County, PA, School District, General Obligation, (FSA
              Insured),
              4.00%, 10/1/09................................................................  $   492,433
   500,000  State Public School Building Authority, PA, School Revenue, Garnet Valley School
              District Project, (AMBAC Insured),
              5.25%, 2/1/12.................................................................      558,145
   500,000  Swarthmore Boro Authority, PA, College Revenue,
              4.50%, 9/15/10................................................................      544,165
    80,000  Swatara Township Authority, PA, Sewer Revenue, Escrowed to Maturity, (MBIA
              Insured),
              6.15%, 5/1/07.................................................................       82,094
   400,000  University of Pittsburgh, PA, Refunded Series B,
              5.50%, 6/1/09.................................................................      455,000
   125,000  Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid
              Withholding),
              5.00%, 5/15/09................................................................      137,320
   325,000  Wayne County, PA, Hospital & Health Facilities Authority, County Guaranteed,
              Hospital Revenue, Wayne Memorial Hospital Project, (MBIA Insured),
              5.05%, 7/1/03.................................................................      327,116
 1,000,000  Wilson, PA, School District, General Obligation Unlimited,
              5.375%, 5/15/12...............................................................    1,126,090
   250,000  York, PA, General Authority Guaranteed Revenue, York City Recreation Corp.,
              (AMBAC Insured),
              5.50%, 5/1/15.................................................................      280,373
                                                                                              -----------
            TOTAL MUNICIPAL BONDS
              (Cost $20,859,502)............................................................   21,917,853
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $20,859,502)............................................................     98.0%  $21,917,853
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.0       445,098
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $22,362,951
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                 ----- 87 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
MUNICIPAL BONDS -- 99.1%{::}
          NEW JERSEY -- 99.1%
$100,000  Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured),
            5.55%, 2/1/07.................................................................  $   112,461
 250,000  Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured),
            4.00%, 8/1/09.................................................................      266,972
 100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured),
            5.70%, 8/15/03................................................................      101,326
 150,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC
            Insured), Series A,
            5.125%, 12/15/12..............................................................      164,781
 200,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue,
            Refunding, (FGIC Insured),
            5.125%, 12/15/11..............................................................      219,708
 255,000  Berlin Township, NJ, General Obligation Unlimited, (MBIA Insured),
            4.00%, 1/1/09.................................................................      271,621
 250,000  Burlington County, NJ, Bridge Commission Revenue,
            4.25%, 8/15/10................................................................      266,020
 500,000  Burlington County, NJ, General Improvements, General Obligation Unlimited,
            4.85%, 7/15/06................................................................      525,580
 310,000  Camden County, NJ, Improvement Authority Lease, Revenue, (FGIC Insured),
            3.75%, 9/1/10.................................................................      320,301
 150,000  Cape May County, NJ, General Improvements, General Obligation Unlimited, (AMBAC
            Insured),
            5.35%, 8/1/04.................................................................      157,849
 150,000  Cherry Hill Township, NJ, General Obligation Unlimited,
            5.125%, 7/15/10...............................................................      166,660
 100,000  Delaware River & Bay Authority, Public Improvements Revenue, Series A,
            5.10%, 1/1/08.................................................................      110,830
 150,000  Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding,
            (AMBAC Insured), Series B,
            5.25%, 1/1/09.................................................................      168,634
 270,000  Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges
            Revenue, Escrowed to Maturity:
            5.625%, 1/15/09...............................................................      300,958
 240,000    6.00%, 1/15/10................................................................      275,112
 140,000    6.50%, 1/15/11................................................................      163,516

                       See Notes to Financial Statements.
                                 ----- 88 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$150,000  Ewing Township, NJ, School District, General Obligation Unlimited, (FGIC School
            Board Residual Fund Insured),
            3.00%, 10/1/07................................................................  $   155,025
 100,000  Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease
            Project,
            5.20%, 12/15/05...............................................................      103,945
 250,000  Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School
            Board Residual Fund Insured),
            5.00%, 2/1/14.................................................................      272,070
 110,000  High Bridge, NJ, Regional Board of Education, General Obligation Unlimited,
            Prerefunded, 2/15/05 @ 100, (FSA Insured),
            5.40%, 2/15/09................................................................      117,919
 200,000  Hopewell Valley, NJ, Regional School District, General Obligation Unlimited,
            (FGIC School Board Residual Fund Insured),
            5.00%, 8/15/12................................................................      219,258
 200,000  Hunterdon County, NJ, Central Regional High School District, General Obligation
            Unlimited Prerefunded, 5/1/05 @ 102, (FSA Insured),
            5.25%, 5/1/06.................................................................      219,188
 235,000  Jefferson Township, NJ, General Obligation Unlimited,
            4.00%, 10/1/08................................................................      251,772
 250,000  Jersey City, NJ, School Improvements, General Obligation Unlimited, (MBIA
            Insured),
            5.50%, 3/15/06................................................................      276,675
 100,000  Lyndhurst Township, NJ, General Improvements, General Obligation Unlimited,
            5.50%, 10/1/05................................................................      103,808
 105,000  Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation
            Unlimited, (School Board Residual Fund Insured),
            5.00%, 5/1/07.................................................................      116,388
 235,000  Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured),
            5.00%, 3/1/13.................................................................      258,728
 150,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing,
            (County Guaranteed), Series A,
            5.40%, 12/1/05................................................................      155,211
 100,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste,
            (County Guaranteed), Series 97,
            5.20%, 9/15/08................................................................      112,527

                       See Notes to Financial Statements.
                                 ----- 89 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$145,000  Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed),
            5.45%, 9/15/11................................................................  $   161,340
 250,000  Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
            5.00%, 12/1/12................................................................      273,950
 375,000    5.20%, 12/1/14................................................................      415,650
 250,000  Monmouth County, NJ, Public Improvements, General Obligation Unlimited,
            5.00%, 8/1/09.................................................................      276,317
 200,000  Montville Township, NJ, General Obligation Unlimited,
            4.65%, 8/15/11................................................................      213,558
 225,000  Moorestown Township, NJ, School District, General Obligation Unlimited, (MBIA
            School Board Residual Fund Insured),
            5.00%, 2/1/10.................................................................      246,265
 200,000  Morris School District, NJ, General Obligation Unlimited, (School Board Residual
            Fund Insured),
            5.625%, 4/1/06................................................................      214,524
  80,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded,
            12/1/08 @ 100, (MBIA Insured),
            5.00%, 12/1/13................................................................       90,023
  20,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA
            Insured),
            5.00%, 12/1/13................................................................       21,911
 250,000  New Jersey Sports & Exposition Authority State Contract, General Improvements,
            Series A,
            5.00%, 3/1/10.................................................................      277,327
 100,000  New Jersey State Casino Reinvestment Development Authority, Parking Fee Revenue,
            (FSA Insured), Series A,
            5.00%, 10/1/04................................................................      105,302
 250,000  New Jersey State Economic Development Authority, Burlington Coat Factory
            Project, Revenue Refunding,
            5.60%, 9/1/05.................................................................      266,793
 200,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, (MBIA Insured), Senior Lien, Series A,
            5.70%, 7/1/05.................................................................      214,532
 125,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, Senior Lien, (MBIA Insured), Series A,
            5.75%, 7/1/06.................................................................      134,155

                       See Notes to Financial Statements.
                                 ----- 90 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$100,000  New Jersey State Economic Development Authority, Parking Facility Improvements,
            Elizabeth Development Project, (FGIC Insured),
            5.20%, 10/15/08...............................................................  $   112,814
 400,000  New Jersey State Educational Facilities Authority, Revenue, High Education
            Capital Improvement, Series B,
            5.00%, 9/1/14.................................................................      432,856
 850,000  New Jersey State Educational Facilities Authority, Revenue, Higher Education
            Facilities Trust Fund, (AMBAC Insured), Series A:
            5.125%, 9/1/07................................................................      935,145
 100,000    5.125%, 9/1/08................................................................      109,895
 150,000    5.125%, 9/1/09................................................................      164,843
 225,000  New Jersey State Educational Facilities Authority, Revenue, Princeton
            University, Series A,
            5.50%, 7/1/05.................................................................      235,631
 400,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany
            Health Project, (MBIA Insured), Escrowed to Maturity,
            4.80%, 7/1/05.................................................................      410,292
 200,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy
            Health System Project, (MBIA Insured), Series A,
            5.00%, 7/1/09.................................................................      221,654
 450,000  New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing
            Revenue, (FSA Insured), Series B:
            5.55%, 11/1/09................................................................      503,568
 250,000    5.75%, 11/1/11................................................................      274,595
 150,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA
            Insured), Series P,
            5.05%, 4/1/07.................................................................      162,351
 130,000  New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A,
            5.00%, 6/15/13................................................................      141,294
 165,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            (MBIA Insured), Series A,
            4.75%, 12/15/07...............................................................      182,530
 300,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series A, Prerefunded, 6/15/08 @ 100,
            5.00%, 6/15/12................................................................      336,303
 750,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series B,
            5.25%, 6/15/12................................................................      836,843

                       See Notes to Financial Statements.
                                 ----- 91 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$170,000  New Jersey State Turnpike Authority, Turnpike Revenue, Unrefunded, (MBIA-IBC
            Insured), Series A,
            5.90%, 1/1/04.................................................................  $   172,373
 250,000  New Jersey State, Certificates of Participation, Escrowed to Maturity,
            5.00%, 6/15/11................................................................      280,065
 250,000  New Jersey State, General Obligation Unlimited, Refunding, Series F,
            5.00%, 8/1/07.................................................................      278,478
 200,000  New Jersey State, Wastewater Treatment Trust Revenue, Series A,
            5.25%, 9/1/13.................................................................      218,770
 125,000  New Jersey State, Wastewater Treatment Trust, Refunding, (MBIA Insured), Series
            C,
            6.25%, 5/15/03................................................................      125,265
 250,000  Ocean County, NJ, General Obligation Unlimited:
            4.875%, 12/15/09..............................................................      278,125
 500,000    4.50%, 8/1/10.................................................................      543,675
 100,000  Ocean County, NJ, General Obligation Unlimited, General Improvements,
            Prerefunded 7/1/04 @ 102,
            5.65%, 7/1/06.................................................................      107,208
 300,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue,
            5.00%, 1/1/12.................................................................      327,753
  85,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
            5.00%, 1/1/05.................................................................       90,118
 325,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
            (Government of Authority Insured),
            5.125%, 1/1/11................................................................      357,942
 100,000  Passaic County, NJ, General Obligation Unlimited, (FGIC Insured),
            5.125%, 9/1/08................................................................      105,915
 130,000  Perth Amboy, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured), Prerefunded 3/1/04 @ 102,
            6.20%, 8/1/06.................................................................      140,725
 250,000  Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board
            Residual Fund Insured),
            5.15%, 5/1/12.................................................................      276,735
 500,000  Ridgewood, NJ, Board of Education, General Obligation Unlimited,
            5.20%, 10/1/08................................................................      566,660
 125,000  Rutgers State University, NJ, Refunding, Series S,
            5.25%, 5/1/07.................................................................      127,911
 135,000  South Brunswick Township, NJ, General Obligation Unlimited, (MBIA Insured),
            5.25%, 10/1/03................................................................      137,337

                       See Notes to Financial Statements.
                                 ----- 92 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2003 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$400,000  South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA
            Insured),
            4.00%, 11/1/09................................................................  $   426,564
 250,000  Southern Regional High School District, NJ, General Obligation Unlimited, (MBIA
            Insured),
            5.40%, 9/1/04.................................................................      264,043
 160,000  Sparta Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured),
            5.75%, 9/1/04.................................................................      169,728
 150,000  Warren Township, NJ, School District, General Obligation Unlimited, (School
            Board Residual Fund Insured),
            5.35%, 3/15/10................................................................      169,656
 500,000  West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured),
            5.20%, 3/1/11.................................................................      549,675
 100,000  West Orange, NJ, General Obligation Unlimited,
            5.10%, 1/1/05.................................................................      106,185
 350,000  Western Monmouth, NJ, Utilities Authority, Revenue, (AMBAC Insured), Series A,
            5.25%, 2/1/09.................................................................      379,068
 190,000  Winslow Township, NJ, General Obligation Unlimited, (MBIA Insured),
            4.00%, 10/1/10................................................................      200,672
                                                                                            -----------
          TOTAL MUNICIPAL BONDS
            (Cost $19,115,246)............................................................   20,327,750
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $19,115,246)............................................................     99.1%  $20,327,750
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.9       187,090
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $20,514,840
                                                                                  =======   ===========

------------

{::} Percentages indicated are based on net assets.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
IBC -- International Bancshares Corporation

                       See Notes to Financial Statements.
                                 ----- 93 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2003, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                                 ----- 94 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

  On October 31, 2002, the tax year end of the Fund, the following portfolio had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                           EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING
PORTFOLIO                  IN 2003   IN 2004   IN 2005   IN 2008   IN 2011
---------                  --------  --------  --------  --------  --------
Muni Intermediate
  Portfolio..............  $549,436   $2,107   $42,723   $39,944   $30,818

  At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                           TOTAL
                                      UNDISTRIBUTED    UNDISTRIBUTED   DISTRIBUTABLE
PORTFOLIO                            ORDINARY INCOME  LONG-TERM GAIN     EARNINGS
---------                            ---------------  ---------------  -------------
Muni Intermediate Portfolio........      $78,288      $       --        $  276,515
New Jersey Muni Portfolio..........       91,964              --         1,093,923

  Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

  At October 31, 2002, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

PORTFOLIO                                 ORDINARY INCOME  LONG-TERM GAINS
---------                                 ---------------  ---------------
New Jersey Muni Portfolio...............     $813,715          $23,303

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, became the investment adviser to such portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company.

  The Advisor is not entitled to a management fee for its investment services provided to the Muni Intermediate and New Jersey Muni Portfolios.

                                 ----- 95 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

  The Muni Intermediate and New Jersey Muni Portfolios each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of such Portfolios' average daily net assets.

  Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

  Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the six months ended April 30, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2003, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                 PURCHASES     SALES
---------                                 ----------  ----------
Muni Intermediate Portfolio.............  $1,427,836  $2,160,287
New Jersey Muni Portfolio...............  1,165,249      757,500

  On April 30, 2003, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION     NET
---------                            ------------  ------------  ----------
Muni Intermediate Portfolio........   $1,068,763     $10,412     $1,058,351
New Jersey Muni Portfolio..........    1,214,223       1,719      1,212,504

                                 ----- 96 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) --  (CONTINUED)

4. SHARES OF BENEFICIAL INTEREST

  The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                     FOR THE SIX
                                    MONTHS ENDED            YEAR ENDED
                                      04/30/03               10/31/02
                                ---------------------  ---------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT
                                --------  -----------  --------  -----------
MUNI INTERMEDIATE PORTFOLIO:
  Sold........................   246,977  $ 2,642,000   879,476  $ 9,280,710
  Redeemed....................  (302,388)  (3,230,958) (414,323)  (4,351,373)
                                --------  -----------  --------  -----------
  Net increase (decrease).....   (55,411) $  (588,958)  465,153  $ 4,929,337
                                ========  ===========  ========  ===========
NEW JERSEY MUNI PORTFOLIO:
  Sold........................   112,458  $ 1,208,801   610,736  $ 6,436,740
  Redeemed....................   (85,228)    (914,438) (546,650)  (5,763,334)
                                --------  -----------  --------  -----------
  Net increase................    27,230  $   294,363    64,086  $   673,406
                                ========  ===========  ========  ===========

5. CONCENTRATION OF CREDIT

  The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. NET ASSETS

  On April 30, 2003, net assets consisted of:

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
Par Value...............................  $     2,078   $     1,898
Paid in capital in excess of par
  value.................................   21,832,360    19,235,102
Undistributed net investment income.....       78,205        67,643
Accumulated net realized loss from
  investment transactions...............     (608,043)       (2,307)
Net unrealized appreciation on
  investments...........................    1,058,351     1,212,504
                                          -----------   -----------
 Total Net Assets.......................  $22,362,951   $20,514,840
                                          ===========   ===========

                                 ----- 97 -----

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEMS 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on her evaluation of Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2: Not applicable.

         (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) is attached hereto as Exhibit 99.Cert.302.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.Cert.906.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  THE GLENMEDE PORTFOLIOS

By (Signature and Title)  /s/ Mary Ann B. Wirts
                          ----------------------------------
                          Mary Ann B. Wirts
                          President and Treasurer
                          (Principal Executive Officer and Principal Financial Officer)

Date  July 1, 2003
      --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)  /s/ Mary Ann B. Wirts
                          ----------------------------------
                          Mary Ann B. Wirts
                          President and Treasurer
                          (Principal Executive Officer and Principal Financial Officer)

Date  July 1, 2003
      --------------------